UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Courtney R. Taylor

Capital Group Private Client Services Funds

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

CAPITAL GROUP® | PRIVATE CLIENT SERVICES

Private Client Services Funds℠
Semi-Annual Report

For the six months ended April 30, 2015

Impressive non-U.S. results underline the value of global diversification.

Capital Group Core Municipal Fund℠

Capital Group Short-Term Municipal Fund℠

Capital Group California Core Municipal Fund℠

Capital Group California Short-Term Municipal Fund℠

Capital Group Core Bond Fund℠

Capital Group Global Equity Fund℠

Capital Group Non-U.S. Equity Fund℠

Capital Group U.S. Equity Fund℠

capitalgrouppcsfunds.com

Fellow investors:

Global equities rose solidly in the six months ended April 30, 2015. The U.S. market reached a series of record highs even as signs emerged that the domestic economy may be easing back from the robust pace it achieved late last year. The prospect of softer growth increased the likelihood that the Federal Reserve will delay an initial interest rate increase until September. European and Japanese markets were lifted by aggressive stimulus measures, global currency swings and nascent signs of economic improvement. In Europe, stocks were paced by the launch of a long-awaited program by the European Central Bank to buy government bonds. European shares also benefited from data pointing to a pickup in growth. In Japan, the central bank proceeded with its massive quantitative easing program. In China, stocks rose as the government took steps to boost growth amid economic cooling.

Fixed-income markets in the U.S. rallied amid renewed economic uncertainty, moderate inflation and strong buying demand from overseas investors. The yield on the benchmark 10-year Treasury note finished the period at 2.03%, down from 2.34%. Economic softness, partially caused by inclement weather on the East Coast, boosted the appeal of bonds as concerns arose about the outlook for corporate profits. Meanwhile record-low yields on European and Japanese debt have made rates in the U.S. look attractive by comparison.

Below is a more detailed discussion of the investment results for each of the Capital Group Private Client Services Funds during the covered reporting period.

Equity Commentary

Over the past six months, the Capital Group U.S. Equity Fund rose 5.15%, outpacing the 4.39% gain in the S&P 500 Index. The Capital Group Global Equity Fund advanced 6.96%, topping the 5.09% rise for its benchmark, the MSCI World Index. The Capital Group Non-U.S. Equity Fund climbed 10.03%, exceeding the 6.82% gain in the MSCI EAFE Index.

All three funds have benefited from holdings in the health care sector, particularly in companies developing medications to treat a variety of diseases. This wave of innovation appears likely to continue as researchers build on the mapping of the human genome and other medical breakthroughs. One of the most promising areas of research is in immuno-oncology, which marshals the human body’s own immune system to fight cancer. The health care industry was also boosted by heavy merger activity as companies with depleted drug pipelines sought to acquire competitors with more promising treatments. Novo Nordisk was the top-performing stock in the Non-U.S. Equity and Global Equity funds, as the Danish diabetes company was expected to win U.S. regulatory approval for its long-acting insulin drug following a similar approval in Europe. Amerisource Bergen and Bristol-Myers Squibb helped results in the U.S. Equity fund. On the downside, Gilead Sciences, which had been a top contributor, eased back slightly after a multi-year advance.

The Non-U.S. and Global Equity funds were helped by the strong performance of Japanese exporters, particularly those focused on robotics and factory automation. Despite weakness in the Japanese economy, the prospects are bright for Japanese industrial technology companies that derive significant portions of their revenue from overseas. Fanuc, an automation-equipment maker, and Hamamatsu Photonics, a manufacturer of optical sensors, were among the top contributors in the Non-U.S. Equity and Global Equity funds. Other portfolio holdings in this space include Keyence and Murata Manufacturing. Japanese multinationals also are getting a boost from the weakness of the yen, which is effectively reducing the cost of their products to overseas customers.

Continuing demand for aircraft and related servicing has given a boost to the commercial aerospace sector. The industry is undergoing a strong replacement cycle in which aging planes are being phased out in favor of lighter and more fuel-efficient aircraft. A backlog of orders has provided strong demand for aircraft manufacturer Boeing and components supplier Hexcel.

The shifting outlook for interest rates globally, combined with changes in the financial sector, led the equity funds to adjust their holdings of banks and other financial-services companies. The funds are focused on market leaders, often those with narrowly focused business lines rather than those that are more broadly diversified.

On the downside, all three funds were hurt by positions in the energy sector as crude oil prices remained depressed following last year’s plunge. Despite a moderate rebound in prices, companies had to contend with ongoing challenges, including the need to reduce expenses and scale back capital spending. In the U.S. Equity fund, Noble Energy and Cenovus Energy were among the top detractors. Cenovus suffered in part because of the uncertain outlook for companies with exposure to shale oil. The Non-U.S. Equity fund was weighed down by Oil Search Limited, while Global Equity was hurt by Cenovus and oilfield-services company Schlumberger.

Despite the strong U.S. dollar, international stocks easily outpaced those in the U.S. It is too early to tell if this trend will continue, but the rally in non-U.S. equities underscored the importance of maintaining a globally diversified portfolio. Though the dollar retreated slightly toward the end of the period, the continued strength of the currency is likely to weigh on U.S. multinationals that do extensive business overseas. Conversely, it is likely to benefit international companies with significant sales in the U.S. Historically, geographic leadership changes over time, and it has alternated roughly evenly between U.S. and non-U.S. equities over the past decade. In some cases, the economic challenges in Europe and Japan have created favorable buying opportunities that bode well for patient investors over the long term.

Fixed-Income Commentary

The uncertain outlook for the U.S. economy, combined with ultra-low rates overseas, caused bond yields to decline over the past six months. The Capital Group Core Bond, Core Municipal, Short-Term Municipal, California Core Municipal and California Short-Term Municipal funds all rose during the period. Core Bond had a total return of 1.54%, in line with the 1.55% return of its benchmark. The fund was significantly underweight U.S. Treasuries, while being moderately overweight investment-grade bonds. It also had notable holdings in asset-backed securities. The California Core Municipal and the California Short-Term Municipal funds exceeded their benchmarks, rising 0.75% and 0.19%, respectively. Core Municipal advanced 0.48%, while the Short-Term Municipal Fund increased 0.09%, slightly lagging their benchmarks.

Yields have been held down in part by a rush into U.S. securities as overseas investors seek alternatives to low rates in Europe and elsewhere. Though moderate by historical standards, interest rates in the U.S. are notably higher than those of many other countries. For example, for the first time in history, a sizable portion of short-term European sovereign bonds have negative yields. The expectation of rising interest rates has further increased the attraction of U.S. bonds.

The funds are positioned with the expectation that interest rates will begin to edge higher later this year. Duration, which measures a portfolio’s sensitivity to changing interest rates, has been shortened to help guard against an uptick in rates when the Federal Reserve begins to act. The funds also are structured to seek to gain from an expected flattening of the yield curve. This would occur if short-term interest rates rise by a greater degree than longer-term rates.

The funds hold securities that have the potential to benefit from a pick-up in the U.S. economy. That includes high-quality revenue bonds, which are issued to finance public-related services such as roads, bridges, airports or schools. In general, their credit quality improves during a strengthening economy as usage of the services increases. On the taxable side, the funds held securities backed by auto loans and credit cards. Beyond that, our portfolio team has used Treasury Inflation-Protected Securities (TIPS) to add another layer of protection against rising rates, as any significant rise in rates would likely be accompanying a rise in inflation expectations.

It’s likely that the fixed-income market will experience heightened volatility as the Fed moves closer to a decision on interest rates. As always, the funds are positioned to take advantage of buying opportunities as securities with promising long-term prospects become undervalued during intermittent periods of turbulence. Despite the potential for higher rates, it’s more important than ever to maintain well-diversified portfolios with appropriate fixed-income allocations. Historically, bonds have been highly effective in smoothing out the volatility of stocks. That’s partly due to their low correlation to equities. Such diversification, along with a long-term investment horizon, should help to offset temporary fluctuations that may occur.

We appreciate the continued trust and confidence you have placed in us to manage your assets. We look forward to reporting back to you again in six months.

Sincerely yours,

John S. Armour

President

William L. Robbins

Principal Investment Officer and Equity Portfolio Manager

John R. Queen

Senior Vice President and Fixed-Income Portfolio Manager

	Principal amount (000)	Value (000)
Bonds & notes - 96.2%
Municipals - 96.0%
Alabama - 1.4%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, June 1, 2021	$2,230	$2,589
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, September 1, 2023	100	119
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, May 1, 2015	1,000	1,000
5.00%, May 1, 2017	1,000	1,086
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, September 1, 2018	150	168
__________
		4,962
__________
Alaska - 0.2%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, June 1, 2040	685	718
__________
		718
__________
Arizona - 3.3%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 1.96%, February 1, 2048[1]	3,100	3,186
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, May 15, 2018	1,000	1,107
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, July 1, 2018	795	860
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, July 1, 2016	1,000	1,054
5.00%, July 1, 2020	2,800	3,260
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, July 1, 2024	125	142
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, June 1, 2022	1,000	1,090
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, January 1, 2020	160	183
5.00%, January 1, 2021	1,000	1,110
__________
		11,992
__________
Arkansas - 0.2%
Arkansas Dev. Fin. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 09/01/22 @ 100), 1.66%, September 1, 2044[1]	600	600
__________
		600
__________
California - 11.7%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, May 15, 2016	1,500	1,504
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, September 2, 2021	990	1,077
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, October 1, 2017	100	106
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
1.01%, April 1, 2045	2,200	2,217
1.01%, April 1, 2047	1,500	1,511
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.81%, April 1, 2047[1]	1,000	1,017
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, April 1, 2022	125	130
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, July 1, 2026	300	357
	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
California - continued
5.00%, November 1, 2028	$315	$361
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, November 15, 2019	750	874
5.00%, March 1, 2020	1,000	1,163
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, July 1, 2043[1]	1,800	2,122
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.39%, October 1, 2047[1]	1,000	1,001
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.39%, April 1, 2038[1]	1,300	1,300
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.40%, October 1, 2020	1,250	1,250
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, August 1, 2025	620	731
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, September 1, 2020	940	1,084
City & County of San Francisco, G.O. Prop. Tax Ref. Bonds, Series R3, 5.00%, June 15, 2027	225	226
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, April 1, 2017	100	108
City of Irvine, Special Assessment Ref. Bonds:
3.125%, September 2, 2021	565	588
4.00%, September 2, 2017	1,215	1,301
City of Long Beach CA Harbor Rev., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, May 15, 2024	685	848
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, September 1, 2020	900	1,058
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, January 15, 2053[1]	1,000	1,073
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, June 1, 2020	1,000	1,172
Golden State Tobacco Securitization Corp., Rev. Ref. Bonds, Series A:
5.00%, June 1, 2019	670	769
5.00%, June 1, 2020	750	877
5.00%, June 1, 2021	1,000	1,188
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, August 1, 2029	500	575
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, September 1, 2030	850	957
Lake Elsinore Public Fncg. Auth., Special Tax Ref. Bonds, 4.00%, September 1, 2019	940	1,011
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2021	100	121
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, September 1, 2022	1,600	1,928
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, September 1, 2020	700	814
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.49%, July 1, 2027[1]	1,350	1,350
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.814%, July 1, 2019[1]	100	98
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 5.00%, September 1, 2028	855	986
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, September 1, 2030	1,250	1,431
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2020	250	296
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, August 1, 2018	200	201
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, September 1, 2019	600	684
	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
California - continued
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, September 1, 2026	$1,825	$2,186
State of California, G.O. General Fund Ref. Bonds, 5.00%, February 1, 2020	1,500	1,752
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, June 1, 2015	100	100
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, July 1, 2020	420	486
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Govt. Securities to 07/01/19 @ 100), 5.25%, July 1, 2021	35	41
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, July 1, 2021	65	76
Stockton Public Fin. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, September 1, 2023	375	451
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, January 1, 2024	200	226
__________
		42,783
__________
Colorado - 1.6%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, November 15, 2028	200	229
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, November 15, 2017	300	322
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, November 15, 2021	500	592
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, November 15, 2017[1]	115	123
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, January 1, 2017	2,000	2,144
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, March 1, 2022	645	774
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 1.86%, September 1, 2039[1]	475	478
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, June 1, 2018	1,000	1,116
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, June 1, 2020	150	176
__________
		5,954
__________
District of Columbia - 1.0%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, December 1, 2024	700	872
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, October 1, 2018	2,500	2,691
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, October 1, 2015	200	204
__________
		3,767
__________
Florida - 11.8%
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, April 1, 2021	500	582
5.00%, April 1, 2022	500	584
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, June 1, 2016	700	734
5.25%, June 1, 2017	2,100	2,292
6.00%, June 1, 2016	300	318
	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Florida - continued
6.00%, June 1, 2017	$1,275	$1,411
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, June 1, 2019	2,500	2,845
5.00%, June 1, 2020	1,100	1,276
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, June 1, 2019	150	171
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, October 1, 2018	1,000	1,119
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, December 1, 2018	100	113
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, September 1, 2016	100	105
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, October 1, 2019	1,000	1,153
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, November 15, 2016	1,200	1,284
5.00%, November 15, 2017	2,000	2,209
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured):
5.00%, October 1, 2021	500	592
5.00%, October 1, 2022	1,300	1,558
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, October 1, 2018	1,100	1,238
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, June 1, 2016	100	105
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, April 1, 2022	1,000	1,144
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, July 1, 2028	505	537
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, January 1, 2029	760	806
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, January 1, 2029	430	457
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, July 1, 2016	2,700	2,849
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, October 1, 2020	600	697
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, July 1, 2015	800	807
5.00%, July 1, 2016	2,000	2,109
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, July 1, 2019	1,450	1,631
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, January 15, 2020	300	342
5.00%, January 15, 2022	400	454
5.00%, January 15, 2023	300	340
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, July 1, 2021	1,750	2,074
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, July 1, 2015	675	678
3.00%, July 1, 2016	2,050	2,110
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, November 1, 2015	100	102
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, October 1, 2017	1,000	1,102
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, October 1, 2023	400	454
Palm Beach County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, May 15, 2027	300	342
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, May 1, 2021	75	78
	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Florida - continued
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations 05/01/16 @ 100) (NATL-RE Insured), 5.00%, May 1, 2021	$200	$209
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Local Housing Rev. Ref. Bonds, Series A-1:[2]
5.00%, March 1, 2019	1,000	1,106
5.00%, March 1, 2021	785	892
Tampa Bay Water Rev. Ref. Bonds, Series B, 5.00%, October 1, 2018	430	486
Volusia County Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series B:
5.00%, October 15, 2023	400	472
5.00%, October 15, 2028	1,000	1,131
__________
		43,098
__________
Georgia - 2.8%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, January 1, 2023	300	344
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, January 1, 2017	1,250	1,342
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, September 1, 2020	2,000	2,269
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, November 15, 2024	200	229
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, June 1, 2044	1,760	1,903
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, June 1, 2018	400	448
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, January 1, 2016	100	103
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.41%, July 1, 2025[1]	800	799
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, November 1, 2019	1,000	1,156
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, January 1, 2021	500	585
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, April 1, 2020	1,000	1,143
__________
		10,321
__________
Guam - 0.4%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, October 1, 2023	1,200	1,429
__________
		1,429
__________
Hawaii - 0.8%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, November 1, 2019	600	697
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, December 1, 2019	1,250	1,453
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, July 1, 2022	700	817
__________
		2,967
__________
Illinois - 6.9%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, December 1, 2016	100	100
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, January 1, 2017	1,675	1,767
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, January 1, 2022	1,000	1,151
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, January 1, 2021	500	584
	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Illinois - continued
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, January 1, 2021	$1,000	$1,071
City of Chicago, Water Util. Imps. Rev. Bonds, 3.15%, November 1, 2024	600	593
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, October 1, 2022	200	222
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, July 1, 2025[1]	2,000	2,004
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, May 15, 2027	590	680
5.00%, August 15, 2027	600	671
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, November 15, 2021	250	296
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, November 1, 2030[1]	1,000	1,135
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, August 15, 2015	100	101
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, November 1, 2030[1]	1,500	1,726
Illinois Fin. Auth., Loc. or GTD Housing, College & Univ. Imps. Rev. Bonds, 5.00%, July 1, 2030	1,000	1,057
Illinois Muni. Electric Agcy., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, February 1, 2027	1,000	1,171
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, December 1, 2020	500	590
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, June 1, 2020	2,000	2,359
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, June 1, 2018	1,200	1,341
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, July 1, 2020	1,610	1,914
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, January 1, 2021	2,000	2,251
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, July 1, 2017	300	322
5.00%, July 1, 2021	375	420
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, June 15, 2020	1,500	1,736
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.25%, October 1, 2024	30	33
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 10/01/17 @ 100) (AMBAC Insured), 5.25%, October 1, 2024	70	77
__________
		25,372
__________
Indiana - 1.6%
City of Whiting, Ind. Imps. Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.85%, June 1, 2044[1]	500	502
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, August 15, 2019	500	551
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, May 1, 2024	100	114
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, February 15, 2020	1,400	1,451
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, March 1, 2020	1,200	1,390
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, October 1, 2017	1,000	1,100
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, July 1, 2015	150	151
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, July 1, 2021	550	657
__________
		5,916
__________
Iowa - 0.3%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, February 1, 2043	851	784
	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Iowa - continued
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, August 1, 2019	$300	$348
__________
		1,132
__________
Kansas - 0.1%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, September 1, 2018	500	565
__________
		565
__________
Kentucky - 1.7%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, September 1, 2024	1,500	1,809
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, July 1, 2027	520	525
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, July 1, 2017	3,575	3,886
__________
		6,220
__________
Louisiana - 1.5%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, March 1, 2016	300	311
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, May 15, 2027	250	264
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2022	1,500	1,786
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, December 1, 2040[1]	2,000	2,172
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, May 15, 2025	1,000	1,031
__________
		5,564
__________
Maine - 0.2%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, July 1, 2020	600	706
__________
		706
__________
Maryland - 0.2%
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, September 1, 2044	690	750
__________
		750
__________
Massachusetts - 1.6%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, April 1, 2016	160	167
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, July 1, 2025	100	101
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 0.66%, July 1, 2038[1]	995	995
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.39%, July 1, 2041[1]	1,500	1,500
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, December 15, 2025	100	117
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, June 1, 2045	1,500	1,630
	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Massachusetts - continued
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, December 1, 2044	$1,215	$1,318
__________
		5,828
__________
Michigan - 4.7%
City of Detroit Sewage Disposal System Rev., Sewer Rev. Ref. Bonds (AGM Insured), 0.784%, July 1, 2032[1]	1,000	895
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, April 1, 2018	109	109
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, May 1, 2019	1,400	1,578
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.25%, May 1, 2032	1,110	1,296
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, January 1, 2018	2,000	2,219
5.00%, January 1, 2021	700	806
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, April 1, 2018	591	592
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, July 1, 2024	1,000	1,164
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, December 1, 2044	1,750	1,901
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, August 15, 2017	1,500	1,646
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, July 1, 2020	1,160	1,368
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, April 1, 2016	150	157
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, December 1, 2022	850	1,005
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, December 1, 2017	1,500	1,648
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, November 15, 2016	700	744
__________
		17,128
__________
Minnesota - 0.6%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, January 1, 2017	350	376
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, July 1, 2028	520	551
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, December 1, 2042	855	809
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, July 1, 2040	525	553
__________
		2,289
__________
Missouri - 0.6%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, June 1, 2029	55	55
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, January 1, 2019	100	114
Missouri State Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, November 15, 2027	1,825	2,130
__________
		2,299
__________
	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Nebraska - 0.7%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, August 1, 2039[1]	$1,000	$1,150
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, September 1, 2044	490	532
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, September 1, 2034	460	470
3.00%, March 1, 2043	385	402
__________
		2,554
__________
Nevada - 1.5%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, June 15, 2015	100	101
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, July 1, 2016	325	342
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, July 1, 2017	1,400	1,527
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, July 1, 2018	2,000	2,174
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, June 1, 2019	1,100	1,259
__________
		5,403
__________
New Hampshire - 0.2%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, January 1, 2022	575	612
__________
		612
__________
New Jersey - 5.4%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, November 1, 2020	1,000	1,174
5.00%, November 1, 2021	200	238
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, December 15, 2015	1,000	1,020
5.00%, December 15, 2017	2,000	2,165
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, June 15, 2025	1,200	1,337
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 1.01%, February 1, 2017[1]	1,025	1,019
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, December 1, 2015	1,000	1,028
5.00%, December 1, 2017	1,420	1,558
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.79%, January 1, 2024[1]	2,050	2,063
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.79%, January 1, 2024[1]	1,150	1,157
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, June 15, 2015	500	503
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series D (Mandatory Put 06/15/15 @ 100) (AMBAC Insured), 5.00%, June 15, 2017	100	101
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, December 15, 2015	2,000	2,061
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, September 15, 2018	1,300	1,451
5.00%, September 15, 2021	2,000	2,304
	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
New Jersey - continued
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, May 1, 2019	$525	$600
__________
		19,779
__________
New Mexico - 0.6%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, April 1, 2029[1]	2,000	1,995
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.912%, December 1, 2028[1]	65	65
__________
		2,060
__________
New York - 6.3%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, August 1, 2017	2,000	2,187
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, March 1, 2017	100	106
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Sub-Series A-6, 0.61%, August 1, 2031[1]	1,250	1,250
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, May 1, 2016	1,830	1,912
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.11%, November 1, 2020[1]	2,000	2,017
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 0.69%, November 15, 2039[1]	2,000	2,000
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, November 15, 2024	2,000	2,389
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, February 15, 2017	2,000	2,153
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), 3.50%, February 15, 2048	320	327
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, January 15, 2019	100	113
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, January 1, 2036[1]	1,350	1,362
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 4.00%, July 1, 2016	125	130
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, February 15, 2016	500	519
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, October 1, 2017	1,000	1,102
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, May 1, 2019	2,500	2,845
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, July 1, 2022[2]	578	599
Southold Local Dev. Corp., Health Care Facs. Nursing Homes Rev. Bonds, 3.125%, December 1, 2025	225	222
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, June 1, 2017	1,850	2,016
__________
		23,249
__________
North Carolina - 1.1%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, October 1, 2015	110	112
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, July 1, 2023	400	472
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, January 1, 2020	175	192
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, May 1, 2019	2,500	2,853
	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
North Carolina - continued
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, March 1, 2017	$400	$432
__________
		4,061
__________
North Dakota - 0.1%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, July 1, 2042	445	474
__________
		474
__________
Ohio - 4.0%
City of Cleveland, Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, January 1, 2017	1,250	1,336
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, January 1, 2025	1,000	1,134
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, September 1, 2018	1,000	1,117
5.00%, September 1, 2019	2,000	2,271
5.00%, September 1, 2020	1,030	1,187
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, July 1, 2020	200	228
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2021	1,220	1,401
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, September 1, 2019	800	883
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, June 1, 2033[1]	1,000	1,045
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, June 1, 2018	1,000	1,109
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, August 1, 2020	1,000	1,153
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, October 1, 2017	1,500	1,652
__________
		14,516
__________
Oklahoma - 0.7%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, August 15, 2024	200	226
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 0.91%, January 1, 2023[1]	1,540	1,541
Tulsa Airports Imp. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 5.00%, June 1, 2020	815	931
__________
		2,698
__________
Oregon - 1.6%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, October 1, 2018	1,500	1,491
Oregon State Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, April 1, 2031	600	674
Oregon State Lottery, Misc. Rev. Ref. Bonds, Series C (Moral Obligation Insured), 5.00%, April 1, 2023	725	888
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, December 1, 2044	1,500	1,624
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, November 1, 2017	1,000	1,036
__________
		5,713
__________
Pennsylvania - 2.8%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, March 1, 2022	400	470
	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Pennsylvania - continued
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, July 1, 2021	$325	$358
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, June 15, 2015	3,000	3,018
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, August 15, 2015	200	203
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, June 15, 2017	1,500	1,635
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 0.79%, December 1, 2018[1]	1,500	1,502
Pennsylvania Turnpike Commission., Misc. Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, July 15, 2025	1,000	1,226
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, June 1, 2015	1,745	1,752
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, September 15, 2024	200	233
__________
		10,397
__________
Puerto Rico - 0.6%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, October 1, 2018	500	476
5.00%, October 1, 2016	400	410
5.00%, October 1, 2017	500	520
5.00%, October 1, 2019	710	748
__________
		2,154
__________
South Carolina - 1.1%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, August 1, 2018	1,025	1,129
5.00%, November 1, 2020	500	581
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, July 1, 2030	785	850
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref.Bonds (Escrowed to Maturity), 5.00%, January 1, 2016	385	397
South Carolina State Public Service Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, December 1, 2021	1,000	1,163
__________
		4,120
__________
South Dakota - 0.7%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, May 1, 2044	2,265	2,469
__________
		2,469
__________
Tennessee - 1.0%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, December 1, 2018	100	113
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.71%, October 1, 2038[1]	1,400	1,405
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, July 1, 2038	810	865
4.50%, July 1, 2037	745	797
	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Tennessee - continued
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, January 1, 2027	$485	$513
__________
		3,693
__________
Texas - 7.1%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, July 1, 2025	275	298
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.86%, May 15, 2034[1]	1,400	1,401
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, November 15, 2018	1,500	1,702
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, February 1, 2017	550	592
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.49%, February 1, 2033[1]	3,150	3,150
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, August 15, 2016	100	106
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, December 1, 2017	1,695	1,790
4.00%, December 1, 2016	955	1,009
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, November 1, 2023	100	107
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, November 1, 2020	900	1,059
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, November 1, 2020	1,000	1,176
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, December 15, 2016	1,500	1,557
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, November 15, 2017	445	491
5.00%, November 15, 2018	275	311
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, November 15, 2023	125	143
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.67%, July 1, 2031[1]	200	200
Harris County-Houston Sports Auth., Hotel Occupancy Tax Rev. Ref. Bonds, Series A, 5.00%, November 15, 2019	400	461
Houston Higher Edu. Fin. Corp., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 11/16/17 @ 100), 0.64%, May 15, 2048[1]	950	955
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.669%, August 15, 2036[1]	750	751
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, January 1, 2030	300	338
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, January 1, 2038[1]	1,825	1,847
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, 6.00%, January 1, 2021	15	17
North Texas Tollway Auth., Misc. Rev. Ref. Bonds (Pre-refunded with FHL Banks/U.S. Treasury Obligations 01/01/18 @ 100), 6.00%, January 1, 2021	85	96
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, January 1, 2019	100	112
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, December 1, 2019	980	1,122
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, October 1, 2020	1,180	1,364
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, August 15, 2023	350	391
	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Texas - continued
5.00%, October 1, 2029	$1,315	$1,432
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, January 1, 2016	1,500	1,549
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, July 15, 2022	600	659
__________
		26,186
__________
Virginia - 0.4%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, July 15, 2019	850	917
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, October 1, 2017	200	221
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, October 1, 2015	275	279
__________
		1,417
__________
Washington - 2.4%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, July 1, 2022	15	16
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds (Pre-refunded with U.S. Govt Securities 07/01/16 @ 100), 5.00%, July 1, 2022	85	90
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, July 1, 2015	500	504
5.00%, July 1, 2017	1,000	1,093
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, July 1, 2020	155	166
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, June 1, 2016	1,500	1,575
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, May 1, 2027	100	112
State of Washington, Highway Imps. Rev. Bonds, 5.00%, September 1, 2020	2,000	2,334
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, October 1, 2042[1]	800	947
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, October 1, 2020	1,100	1,275
5.00%, July 1, 2026	500	568
__________
		8,680
__________
West Virginia - 1.0%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, October 1, 2022[1]	2,500	2,499
West Virginia Econ. Dev. Auth., Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/19 @ 100), 1.90%, March 1, 2040[1]	1,000	1,000
__________
		3,499
__________
Wisconsin - 1.0%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, December 1, 2018	1,145	1,277
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, August 15, 2018	100	109
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, October 15, 2017	1,200	1,321
	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Wisconsin - continued
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, July 1, 2020	$800	$935
__________
		3,642
__________
Wyoming - 0.5%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, December 1, 2044	1,750	1,827
__________
		1,827
__________
Total municipals		351,563
__________
Corporate bonds & notes - 0.2%
Electric - 0.2%
Southern California Edison Co., 1.125%, May 1, 2017	455	457
__________
		457
__________
Total corporate bonds & notes		457
__________
Total bonds & notes (cost: $342,832,000)		352,020
__________
Short-term securities - 4.2%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.11%, November 1, 2026[1]	1,000	1,000
California Statewide Comms. Dev. Auth., Res. Recovery Rev. Ref. Bonds, 0.12%, May 15, 2024[1]	915	915
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.12%, January 15, 2045[1]	1,045	1,045
City of Irvine, Public Imps. Special Assessment Ref. Bonds, Series B, 0.13%, September 2, 2029[1]	1,500	1,500
City of Minneapolis Saint Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.13%, November 15, 2035[1]	900	900
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.13%, August 1, 2020[1]	1,200	1,200
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.13%, December 1, 2033[1]	1,200	1,200
Colorado Educ. & Cultural Facs. Auth., Misc. Rev. Ref. Bonds, 0.13%, February 1, 2035[1]	1,500	1,500
Illinois Fin. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A, 0.15%, August 1, 2044[1]	500	500
Iowa Fin. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 0.13%, February 15, 2035[1]	1,975	1,975
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-6, 0.11%, July 1, 2034[1]	300	300
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series B, 0.12%, November 1, 2035[1]	1,200	1,200
Missouri State Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.12%, February 15, 2034[1]	465	465
Missouri State Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series D, 0.12%, September 1, 2030[1]	500	500
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.16%, July 1, 2038[1]	680	680
Univ. of Michigan, College & Univ. Rev. Ref. Bonds, Series E (Mandatory Put 04/02/18 @ 100), 0.54%, April 1, 2033[1]	600	600
__________
Total short-term securities (cost: $15,480,000)		15,480
__________
Total investment securities (cost: $358,312,000)		367,500
Other assets less liabilities		(1,371)
__________
Net assets		$366,129
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate market value of these securities amounted to $2,597,000, representing 0.71% of net assets.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

See Notes to Financial Statements

	Principal amount (000)	Value (000)
Bonds & notes - 89.3%
Alabama - 0.7%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, May 1, 2015	$1,000	$1,000
__________
		1,000
__________
Arizona - 0.6%
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, July 1, 2017	250	273
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, December 1, 2017	550	596
__________
		869
__________
California - 8.6%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
1.01%, April 1, 2045	1,500	1,511
1.01%, April 1, 2047	550	554
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, April 1, 2047[1]	625	631
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, April 1, 2022	500	574
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, March 1, 2020	1,000	1,163
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, July 1, 2043[1]	1,000	1,159
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.39%, April 1, 2038[1]	500	500
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series G, 4.00%, December 1, 2016	600	634
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, December 1, 2019	200	222
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, June 1, 2019	1,000	1,151
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, September 1, 2020	600	707
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2015	300	303
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, July 1, 2020	500	591
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, July 1, 2037[1]	750	783
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2018	150	168
State of California Dept. of Water Ress. Power Supply, Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, May 1, 2020	200	235
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, September 1, 2018	1,000	1,100
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 4.00%, September 1, 2017	400	429
__________
		12,415
__________
Colorado - 0.5%
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, March 1, 2018	525	570
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, June 1, 2019	150	173
__________
		743
__________
	Principal amount (000)	Value (000)
Bonds & notes - continued
Connecticut - 1.9%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, November 15, 2032	$485	$523
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series C- 1, 4.00%, November 15, 2044	725	787
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, November 15, 2044	1,320	1,426
__________
		2,736
__________
District of Columbia - 0.1%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, July 1, 2016	100	101
__________
		101
__________
Florida - 6.2%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, June 1, 2019	2,100	2,390
City of Cape Coral, Water Rev. Ref. Bonds (AGM Insured), 3.00%, October 1, 2017	600	628
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, November 15, 2015	750	770
City of Tampa, Sewer Imps. Prop. Tax Bonds, 4.00%, October 1, 2015	225	229
County of Broward, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, October 1, 2017	1,000	1,100
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, July 1, 2029	405	429
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, January 1, 2029	230	244
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, July 1, 2015	450	454
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, October 1, 2017	300	322
Palm Beach County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 5.00%, May 15, 2021	500	575
Tampa Bay Water, Water Rev. Ref. Bonds, Series A:
5.00%, October 1, 2016	1,250	1,329
5.00%, October 1, 2017	450	495
__________
		8,965
__________
Georgia - 4.6%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, September 1, 2017	250	274
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, January 1, 2019	95	108
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, November 1, 2019	1,000	1,159
Gainesville & Hall County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 02/18/20 @ 100), 1.06%, August 15, 2035[1]	400	400
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, June 1, 2044	640	692
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A-1, 3.50%, June 1, 2045	200	214
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, June 1, 2019	1,155	1,323
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.41%, July 1, 2025[1]	1,300	1,298
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series B (Mandatory Put 07/01/17 @ 100), 0.39%, July 1, 2025[1]	1,000	997
	Principal amount (000)	Value (000)
Bonds & notes - continued
Georgia - continued
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, January 1, 2018	$120	$133
__________
		6,598
__________
Guam - 0.4%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, January 1, 2017	600	639
__________
		639
__________
Hawaii - 0.8%
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, December 1, 2017	1,000	1,109
__________
		1,109
__________
Illinois - 7.1%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, January 1, 2016	1,000	1,025
City of Chicago, Sewer Imps. Rev. Bonds:
3.00%, January 1, 2017	325	334
5.00%, January 1, 2018	200	216
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, November 1, 2019	700	726
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, December 1, 2017	300	332
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, August 15, 2015	1,345	1,364
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, November 1, 2030[1]	1,000	1,151
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, December 1, 2020	500	590
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, December 1, 2017	1,500	1,661
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, June 1, 2015	1,000	1,004
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, July 1, 2015	1,000	1,010
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, July 1, 2017	725	778
__________
		10,191
__________
Indiana - 1.3%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, March 1, 2016	600	623
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, June 1, 2018	500	562
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, July 1, 2020	200	235
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, July 1, 2017	405	443
__________
		1,863
__________
Kentucky - 0.1%
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, July 1, 2027	180	182
__________
		182
__________
	Principal amount (000)	Value (000)
Bonds & notes - continued
Louisiana - 0.8%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, December 1, 2028	$1,055	$1,137
__________
		1,137
__________
Maine - 0.5%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, July 1, 2018	625	703
__________
		703
__________
Massachusetts - 2.9%
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series D-2 (Mandatory Put 08/01/17 @ 100), 0.41%, August 1, 2043[1]	1,750	1,747
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, July 1, 2016	600	632
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.39%, July 1, 2041[1]	500	500
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, December 1, 2044	1,000	1,080
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, December 1, 2044	240	260
__________
		4,219
__________
Michigan - 3.1%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, May 1, 2018	1,000	1,103
Michigan Fin. Auth., School Imps. Misc. Rev. Bonds, Series E (St. Aid Withhldg. Insured), 2.85%, August 20, 2015	400	401
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, December 1, 2044	1,000	1,086
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, August 15, 2015	1,000	1,014
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, December 1, 2018	300	336
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, November 15, 2016	550	585
__________
		4,525
__________
Minnesota - 1.2%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, January 1, 2017	500	537
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, July 1, 2040	255	269
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, December 1, 2016	900	964
__________
		1,770
__________
Missouri - 0.6%
City of Saint Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, July 1, 2017	330	360
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, November 1, 2030	460	496
__________
		856
__________
Nebraska - 2.6%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, August 1, 2039[1]	1,000	1,150
	Principal amount (000)	Value (000)
Bonds & notes - continued
Nebraska - continued
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.00%, March 1, 2044	$460	$477
4.00%, September 1, 2044	980	1,064
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, September 1, 2034	385	394
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E (GNMA/FNMA/FHLMC Insured), 3.00%, September 1, 2043	575	598
__________
		3,683
__________
Nevada - 0.8%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, July 1, 2016	300	316
5.00%, July 1, 2017	750	819
__________
		1,135
__________
New Hampshire - 0.5%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, February 1, 2018	600	665
__________
		665
__________
New Jersey - 3.8%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, November 1, 2018	550	621
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, June 15, 2019	750	828
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, December 1, 2015	500	514
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.79%, January 1, 2024[1]	250	252
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.79%, January 1, 2024[1]	500	503
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, September 15, 2018	750	837
5.00%, September 15, 2019	1,500	1,703
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, May 1, 2019	225	257
__________
		5,515
__________
New Mexico - 0.7%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, April 1, 2029[1]	1,000	997
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.912%, December 1, 2028[1]	65	65
__________
		1,062
__________
New York - 7.4%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, November 1, 2016	1,000	1,071
City of New York Transitional Fin. Auth., Public Imps. Rev. Bonds, 5.00%, November 1, 2019	750	871
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.66%, August 1, 2025[1]	1,000	999
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 1.01%, November 1, 2018[1]	650	655
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series C, 5.00%, November 15, 2020	850	999
	Principal amount (000)	Value (000)
Bonds & notes - continued
New York - continued
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 0.69%, November 15, 2039[1]	$2,600	$2,600
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, February 15, 2016	400	415
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, July 15, 2017	500	547
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, January 1, 2036[1]	500	504
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, May 1, 2019	300	341
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, July 1, 2022[2]	270	280
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, June 1, 2015	325	326
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series B, 5.00%, June 1, 2019	1,000	1,004
__________
		10,612
__________
North Dakota - 1.4%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds:
3.75%, July 1, 2042	195	208
4.00%, January 1, 2038	1,610	1,753
__________
		1,961
__________
Ohio - 2.6%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, January 1, 2016	1,660	1,711
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (Assured GTY Insured), 5.00%, January 1, 2017	750	801
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B, 5.00%, September 1, 2015	500	508
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, July 1, 2018	220	236
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, November 1, 2028	470	501
__________
		3,757
__________
Oklahoma - 0.5%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, July 1, 2015	125	125
Stillwater Utilis. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, October 1, 2019	150	167
Tulsa Airports Imps. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 3.00%, June 1, 2016	400	410
__________
		702
__________
Oregon - 3.7%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, October 1, 2018	1,000	994
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.11%, October 1, 2022[1]	2,225	2,235
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, December 1, 2044	1,500	1,623
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, November 1, 2017	400	415
__________
		5,267
__________
	Principal amount (000)	Value (000)
Bonds & notes - continued
Pennsylvania - 0.7%
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, July 1, 2018	$250	$262
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, June 15, 2015	750	755
__________
		1,017
__________
Puerto Rico - 0.6%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, October 1, 2018	350	367
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, October 1, 2016	250	257
5.00%, October 1, 2017	250	260
__________
		884
__________
South Carolina - 0.3%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, July 1, 2030	465	504
__________
		504
__________
South Dakota - 0.3%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, May 1, 2044	420	458
__________
		458
__________
Tennessee - 1.8%
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.71%, October 1, 2038[1]	700	703
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, July 1, 2038	400	427
4.00%, January 1, 2045	950	1,033
4.50%, July 1, 2037	375	401
__________
		2,564
__________
Texas - 9.5%
Central Texas Turnpike System, Highway Tolls Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 5.00%, August 15, 2042[1]	1,000	1,153
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, March 1, 2016	1,000	1,040
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.86%, May 15, 2034[1]	600	601
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 08/01/16 @ 100), 0.71%, May 15, 2034[1]	1,000	1,002
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, February 1, 2017	500	539
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.49%, February 1, 2033[1]	650	650
County of Harris, Highway Tolls Rev. Ref. Bonds, Series B (Mandatory Put 08/15/15 @ 100), 0.70%, August 15, 2021[1]	1,000	1,001
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, December 1, 2016	100	106
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, November 1, 2018	200	226
	Principal amount (000)	Value (000)
Bonds & notes - continued
Texas - continued
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, November 1, 2019	$500	$577
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, December 15, 2016	350	363
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.67%, July 1, 2031[1]	200	200
Houston Higher Edu. Finance Corp., Charter Sch. Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, February 15, 2018	455	504
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.669%, August 15, 2036[1]	650	651
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, January 1, 2038[1]	600	607
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, December 1, 2019	400	458
State of Texas, G.O. Public Imps. Prop. Tax Bonds, (Mandatory Put 10/01/18 @ 100), 0.49%, October 1, 2041[1]	1,000	999
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, 3.00%, July 1, 2016	325	335
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series B, 5.00%, May 15, 2021	450	539
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 5.00%, July 1, 2029	275	295
Texas State Univ. System, College & Univ. Rev. Ref. Bonds, Series A, 5.00%, March 15, 2020	550	640
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, August 15, 2016	500	517
Texas Trans. Commission State Highway Fund, Highway Imps. Fuel Sales Tax Rev. Bonds, Series B (Mandatory Put 04/01/17 @ 100), 0.46%, April 1, 2032[1]	500	500
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, July 15, 2015	225	227
__________
		13,730
__________
Virginia - 1.5%
Northern Virginia Trans. Auth., Transit Imps. Misc. Taxes Rev. Bonds, 5.00%, June 1, 2020	250	294
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds:
5.00%, September 15, 2019	600	695
5.00%, March 15, 2020	1,000	1,169
__________
		2,158
__________
Washington - 5.8%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, July 1, 2015	500	503
5.00%, July 1, 2015	250	252
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, January 1, 2017	300	312
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, January 1, 2016	1,000	1,032
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, August 1, 2018	600	673
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, December 1, 2015	1,000	1,029
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2006A (AMBAC Insured), 5.00%, July 1, 2015	500	504
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, July 1, 2016	1,000	1,055
State of Washington, Highway Imps. Rev. Bonds:
5.00%, September 1, 2018	1,500	1,685
5.00%, September 1, 2019	900	1,034
	Principal amount (000)	Value (000)
Bonds & notes - continued
Washington - continued
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, April 1, 2029	$335	$356
__________
		8,435
__________
West Virginia - 1.2%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 0.64%, October 1, 2041[1]	1,750	1,751
__________
		1,751
__________
Wisconsin - 1.1%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, November 15, 2043[1]	1,000	1,098
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, October 15, 2016	500	517
__________
		1,615
__________
Wyoming - 0.5%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, December 1, 2044	750	783
__________
		783
__________
Total bonds & notes (cost: $127,876,000)		128,879
__________
Short-term securities - 8.1%
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.13%, July 1, 2041[1]	800	800
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.11%, November 1, 2026[1]	2,000	2,000
City of New York Transitional Fin. Auth., Public Imps. Rev. Bonds, Sub-Series 1C, 0.14%, November 1, 2022[1]	1,000	1,000
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.13%, August 1, 2020[1]	2,000	2,000
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.13%, December 1, 2033[1]	1,300	1,300
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.13%, December 1, 2030[1]	1,000	1,000
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.16%, July 1, 2038[1]	600	600
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.13%, June 1, 2031[1]	1,625	1,625
New York City Trust for Cultural Ress., Rev. Ref. Bonds, Series A-1, 0.14%, December 1, 2035[1]	980	980
State of California, G.O. General Fund School Imps. Bonds, 0.12%, May 1, 2034[1]	300	300
__________
Total short-term securities (cost: $11,605,000)		11,605
__________
Total investment securities (cost: $139,481,000)		140,484
Other assets less liabilities		3,820
__________
Net assets		$144,304
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate market value of these securities amounted to $280,000, representing 0.19% of net assets.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

See Notes to Financial Statements

	Principal amount (000)	Value (000)
Bonds & notes - 96.2%
California - 91.2%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, July 1, 2020	$1,000	$1,131
5.00%, November 15, 2020	715	796
5.00%, November 15, 2021	495	553
5.00%, November 15, 2022	1,000	1,121
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, May 15, 2016	1,500	1,504
5.125%, September 1, 2020	1,500	1,660
5.25%, May 15, 2020	1,000	1,102
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, April 1, 2019	400	455
5.00%, April 1, 2020	550	638
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, September 2, 2021	600	653
5.00%, September 2, 2022	225	243
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, September 2, 2023	375	449
5.00%, September 2, 2024	400	480
5.00%, September 2, 2025	515	611
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, October 1, 2021	1,250	1,493
5.00%, October 1, 2022	975	1,180
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, March 1, 2019	875	971
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, September 1, 2024	455	534
5.00%, September 1, 2025	425	491
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, October 1, 2017	575	610
Anaheim Public Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.00%, May 1, 2017	300	326
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.21%, April 1, 2045[1]	3,700	3,700
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.01%, April 1, 2045[1]	2,800	2,821
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, April 1, 2045[1]	1,500	1,511
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, April 1, 2047[1]	650	657
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1 (Pre-refunded with U.S. Govt. Securities to 04/01/19 @ 100), 5.00%, April 1, 2021	100	115
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 0.71%, April 1, 2034[1]	1,000	1,000
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, October 1, 2023	500	617
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, September 1, 2021	700	724
5.00%, September 1, 2026	500	518
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, April 1, 2019	950	1,079
5.00%, February 1, 2021	550	643
5.00%, October 1, 2021	700	836
5.00%, November 1, 2021	525	537
5.50%, April 1, 2029	300	347
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, January 1, 2018	125	139
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, October 1, 2015	$625	$637
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, September 1, 2020	165	195
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, November 1, 2021	560	626
4.00%, November 1, 2022	500	553
4.50%, November 1, 2017	335	365
5.00%, October 1, 2021	535	626
5.00%, January 1, 2024	100	114
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
4.00%, August 15, 2016	710	739
5.00%, August 15, 2018	1,100	1,243
5.00%, August 15, 2025	400	483
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, October 1, 2018	275	311
5.00%, October 1, 2022	770	873
5.00%, November 15, 2024	150	175
5.00%, November 15, 2025	375	435
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, August 15, 2020	1,325	1,563
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, July 1, 2025	100	112
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.125%, July 1, 2022	525	529
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, January 1, 2020	1,005	1,165
5.00%, November 1, 2022	175	206
5.00%, November 1, 2023	135	160
5.00%, July 1, 2025	130	157
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, October 1, 2019	525	611
5.00%, November 15, 2019	1,350	1,573
5.00%, March 1, 2020	675	781
5.00%, November 15, 2020	500	592
5.00%, November 15, 2021	350	418
5.00%, March 1, 2023	1,000	1,189
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, August 15, 2019	400	446
5.00%, November 15, 2021	1,000	1,025
5.375%, July 1, 2021	1,500	1,506
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, July 1, 2043[1]	1,750	2,029
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 10/01/18 @ 100), 6.25%, October 1, 2028	200	236
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, July 1, 2043[1]	250	295
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.39%, October 1, 2047[1]	1,000	1,001
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.39%, April 1, 2038[1]	2,500	2,500
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, October 1, 2025	100	108
4.50%, October 1, 2026	100	107
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, February 1, 2018	$100	$110
5.00%, February 1, 2019	100	109
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, October 1, 2022	160	185
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, October 1, 2023	465	512
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, October 1, 2017	150	161
California Muni. Fin. Auth., Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 04/02/18 @ 100), 0.61%, October 1, 2045[1]	1,325	1,325
California Muni., Fin., Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, August 15, 2030	1,000	1,101
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, December 1, 2020	750	787
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11:
4.875%, May 1, 2018	200	223
5.00%, May 1, 2018	2,000	2,240
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, May 1, 2017	100	109
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, May 1, 2018	225	252
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, May 1, 2021	200	235
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, May 1, 2018	1,250	1,400
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series O, 5.00%, May 1, 2022	500	606
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, May 1, 2021	100	112
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
4.50%, December 1, 2016	525	559
5.00%, December 1, 2022	70	79
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, December 1, 2023	200	225
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18@ 100), 5.00%, December 1, 2022	940	1,056
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, October 1, 2017	300	330
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, March 1, 2018	1,350	1,503
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, June 1, 2023	790	958
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (Escrowded to Maturity) (NATL-RE FGIC Insured), 5.00%, June 1, 2015	200	201
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, June 1, 2023	600	728
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, November 1, 2018	750	854
5.00%, November 1, 2023	250	308
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, November 1, 2021	955	978
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 11/01/15 @ 100) (NATL-RE Insured), 5.00%, November 1, 2021	1,645	1,685
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, May 15, 2019	1,000	1,118
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, July 1, 2021	100	111
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, April 1, 2019	600	687
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, July 1, 2016	$1,100	$1,159
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.10%, October 1, 2019	2,000	2,001
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, August 1, 2020	700	714
3.00%, August 1, 2021	600	615
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, July 1, 2016	100	101
5.00%, May 15, 2019	600	680
5.00%, November 1, 2019	1,000	1,151
5.00%, May 15, 2024	300	344
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, October 1, 2023	500	578
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, July 1, 2021	1,100	1,292
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, November 15, 2020	210	246
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, October 1, 2021	1,625	1,918
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, August 1, 2023	745	895
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, August 1, 2024	260	314
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, November 1, 2019	2,000	2,200
5.00%, November 1, 2024	600	643
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, September 1, 2020	1,000	1,174
5.00%, September 1, 2022	450	539
5.00%, September 1, 2025	665	793
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, September 1, 2021	500	583
5.00%, September 1, 2022	1,400	1,652
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, June 15, 2020	1,350	1,600
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, September 2, 2018	325	334
3.15%, September 2, 2021	570	582
3.55%, September 2, 2023	350	359
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, July 1, 2018	1,150	1,154
City of Fontana California, Special Tax Ref. Bonds, 5.00%, September 1, 2023	535	632
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, September 2, 2019	500	518
4.375%, September 2, 2021	700	726
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, September 2, 2019	1,230	1,255
3.00%, September 2, 2020	1,250	1,326
3.25%, September 2, 2022	700	752
3.375%, September 2, 2023	850	884
4.00%, September 2, 2018	500	543
4.00%, September 2, 2019	475	515
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
4.00%, September 2, 2022	$400	$451
4.50%, September 2, 2022	250	259
4.75%, September 2, 2023	250	259
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, May 15, 2021	100	117
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, May 15, 2024	500	619
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, November 15, 2018	2,250	2,408
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, September 2, 2017	120	123
City of Roseville, Special Tax Ref. Bonds:
3.50%, September 1, 2015	1,000	1,008
4.00%, September 1, 2016	2,000	2,067
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, March 1, 2018	700	778
Compton Comm. College Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, July 1, 2026	800	949
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, March 1, 2020	500	579
5.00%, March 1, 2023	450	537
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, June 1, 2021	275	298
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, September 1, 2022	1,295	1,528
5.00%, September 1, 2024	860	993
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, July 1, 2015	200	202
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, July 1, 2016	490	509
Desert Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, August 1, 2022	1,200	1,457
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, June 1, 2019	900	1,039
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, October 1, 2026	530	627
5.00%, October 1, 2027	500	586
5.00%, October 1, 2030	1,000	1,146
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured):
5.00%, September 1, 2022	1,700	2,055
5.00%, September 1, 2026	1,000	1,186
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, January 15, 2053[1]	2,000	2,145
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, June 1, 2020	1,200	1,406
5.00%, June 1, 2021	1,200	1,426
Hemet Unified School Dist. Fncg. Auth., Misc. Purposes Special Tax Ref. Bonds:
5.00%, September 1, 2026	600	701
5.00%, September 1, 2028	720	829
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, August 1, 2029	500	575
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, November 1, 2017	100	111
5.25%, November 1, 2025	100	113
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, November 1, 2022	700	816
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, September 2, 2015	200	201
4.00%, September 2, 2021	1,350	1,396
4.00%, September 2, 2023	430	444
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, March 1, 2017	100	108
Irvine Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, September 1, 2023	330	403
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
5.00%, September 1, 2023	500	594
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, September 1, 2029	$710	$805
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, September 1, 2019	500	555
5.00%, September 1, 2019	200	229
Lake Elsinore Public Fncg. Auth., Special Tax Ref. Bonds, 5.00%, September 1, 2028	2,000	2,249
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, August 1, 2015	100	101
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, September 1, 2021	840	886
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, November 1, 2020	750	845
5.00%, November 1, 2021	500	597
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, June 1, 2022	15	17
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, June 1, 2022	85	95
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:
5.00%, September 1, 2020	600	692
5.00%, September 1, 2023	700	831
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2016	500	528
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, July 1, 2020	2,685	3,188
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, July 1, 2018	1,000	1,131
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, September 1, 2022	1,190	1,434
5.00%, September 1, 2024	1,000	1,219
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, September 1, 2019	1,000	1,143
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, December 1, 2020	3,000	3,532
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, November 15, 2020	420	424
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, May 15, 2029	200	227
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, May 15, 2019	850	979
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, May 15, 2022	700	828
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series A:
4.00%, July 1, 2019	1,000	1,119
5.00%, July 1, 2021	1,000	1,207
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, July 1, 2020	1,000	1,163
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, July 1, 2019	2,175	2,514
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, July 1, 2020	1,000	1,181
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, July 1, 2024	100	115
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, August 1, 2020	900	1,064
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, September 1, 2024	1,000	766
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, July 1, 2015	500	504
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.49%, July 1, 2027[1]	500	500
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Modesto Irrigation Dist., Certs. of Part. Lease Ref. Bonds, Series A (AMBAC Insured), 5.00%, October 1, 2015	$800	$816
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	400	439
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, August 1, 2019	380	442
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, August 1, 2019	420	481
5.00%, August 1, 2020	375	438
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/01/15 @ 100) (NATL-RE Insured), 5.00%, August 1, 2018	150	152
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, August 1, 2021	500	598
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, September 1, 2021	1,050	1,225
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, June 1, 2016	750	789
5.50%, July 1, 2021	1,000	1,177
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, July 1, 2017	200	219
5.00%, July 1, 2019	200	231
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, September 1, 2018	500	561
Ohlone Comm. College Dist., G.O. Ref. Bonds, 5.00%, August 1, 2024	1,000	1,218
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, October 1, 2020	385	425
4.00%, October 1, 2021	1,485	1,646
Orange County Sanitation Dist., Certs. of Part. Sewer Imps. Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 02/01/17 @ 100) (AGM Insured), 5.00%, February 1, 2019	965	1,040
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, September 1, 2020	770	897
5.00%, September 1, 2021	375	440
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, June 1, 2021	750	873
Palomar Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, May 1, 2029	1,000	1,193
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, September 1, 2024	1,000	1,177
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, September 15, 2017	500	519
3.75%, September 15, 2018	770	800
4.00%, September 15, 2020	340	375
4.00%, September 15, 2022	440	490
5.00%, September 1, 2020	600	692
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, September 1, 2022	850	998
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, September 1, 2020	775	913
5.00%, September 1, 2025	750	903
5.00%, September 1, 2026	600	714
5.00%, September 1, 2028	800	933
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, September 2, 2017	100	101
Rio Elementary School Dist. Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, September 1, 2022	400	467
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, September 1, 2023	500	595
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, October 1, 2020	$405	$474
5.00%, October 1, 2021	615	727
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A:
3.00%, September 1, 2016	1,120	1,159
5.00%, September 1, 2021	1,000	1,191
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured):
5.00%, September 1, 2025	350	417
5.00%, September 1, 2026	400	472
Sacramento City Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, July 1, 2028	500	583
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A:
5.00%, December 1, 2018	500	569
5.00%, December 1, 2025	1,190	1,462
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, August 15, 2017	475	522
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, March 1, 2023	615	702
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, August 1, 2020	725	852
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, August 1, 2018	1,000	1,134
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, July 1, 2023	225	272
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, July 1, 2018	850	951
5.00%, July 1, 2020	700	816
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2021	500	602
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, May 1, 2018	700	787
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, May 1, 2020	750	885
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, July 1, 2016	475	500
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, May 15, 2022	100	116
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, August 1, 2020	100	108
San Diego Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series R-4, 5.00%, July 1, 2026	1,475	1,783
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2022	800	956
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, May 1, 2024	100	116
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, May 1, 2019	400	461
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, May 1, 2021	300	344
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series C, 5.00%, August 1, 2022	305	367
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C:
4.75%, August 1, 2017	265	287
5.00%, August 1, 2018	275	306
5.25%, August 1, 2019	290	333
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, August 1, 2021	500	533
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, August 1, 2020	800	930
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, June 15, 2019	1,150	1,330
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, August 1, 2022	$500	$560
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, August 1, 2018	400	401
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, August 1, 2018	800	872
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds:
4.00%, June 15, 2022	650	746
5.00%, June 15, 2020	500	590
5.00%, June 15, 2022	500	608
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, July 15, 2023	200	232
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, September 1, 2020	750	896
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, November 15, 2022	285	320
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, September 1, 2026	1,475	1,767
Santa Margarita Water Dist., Special Tax Ref. Bonds:
5.00%, September 1, 2022	325	377
5.00%, September 1, 2024	550	643
5.00%, September 1, 2025	375	434
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, September 1, 2020	995	1,148
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, October 1, 2021	250	297
5.00%, October 1, 2023	500	603
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, March 1, 2021	1,000	1,195
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, August 15, 2015	900	913
5.00%, August 15, 2020	1,000	1,012
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.44%, November 1, 2017[1]	1,625	1,623
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, July 1, 2018	200	226
5.00%, July 1, 2020	1,550	1,830
5.00%, July 1, 2023	800	949
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, July 1, 2021	500	555
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, July 1, 2016	500	528
5.00%, July 1, 2018	350	395
5.00%, July 1, 2021	750	903
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, July 1, 2019	1,000	1,156
5.00%, July 1, 2020	245	289
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, July 1, 2023	100	114
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, October 1, 2020	100	118
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, December 1, 2027[1]	750	797
State of California, G.O. General Fund Ref. Bonds:
4.00%, December 1, 2020	1,175	1,337
5.00%, February 1, 2019	2,000	2,281
5.00%, April 1, 2019	600	687
5.00%, February 1, 2020	2,700	3,154
5.00%, October 1, 2020	1,000	1,187
5.00%, December 1, 2024	800	971
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.25%, October 1, 2020	$650	$764
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 0.56%, May 1, 2033[1]	2,900	2,900
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, April 1, 2018	100	113
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, August 1, 2020	5	5
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	950	1,041
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Govt. Securities to 07/01/19 @ 100), 5.25%, July 1, 2021	385	450
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, July 1, 2021	675	788
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, September 1, 2021	750	886
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, September 1, 2025	200	234
Suisun City Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00%, October 1, 2022	400	479
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, September 1, 2027	1,720	2,008
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, January 1, 2022	1,500	1,688
5.25%, January 1, 2024	100	113
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, January 1, 2018	500	554
5.00%, January 1, 2020	610	708
5.00%, January 1, 2022	700	817
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (Pre-refunded with St. & Loc. Govt. Series to 05/15/16 @ 101) (NATL-RE FGIC Insured), 5.00%, May 15, 2023	130	138
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, May 15, 2017	500	535
5.00%, May 15, 2020	500	589
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 05/01/15 @ 100) (AMBAC Insured), 4.00%, May 1, 2018	200	200
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
4.00%, September 1, 2025	400	450
5.00%, September 1, 2022	340	408
__________
		271,870
__________
District of Columbia - 0.0%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, October 1, 2017	100	110
__________
		110
__________
Florida - 0.2%
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, June 1, 2019	500	569
__________
		569
__________
Guam - 1.0%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, October 1, 2019	150	172
5.00%, October 1, 2020	225	261
	Principal amount (000)	Value (000)
Bonds & notes - continued
Guam - continued
5.00%, October 1, 2021	$350	$409
5.00%, October 1, 2022	710	837
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, October 1, 2023	1,100	1,311
__________
		2,990
__________
Iowa - 0.1%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, June 1, 2027	100	114
__________
		114
__________
Michigan - 0.0%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, November 15, 2024	100	113
__________
		113
__________
Missouri - 0.1%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA Insured), 3.75%, May 1, 2038	350	379
__________
		379
__________
Oregon - 0.4%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.11%, October 1, 2022[1]	1,000	1,004
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, November 1, 2017	100	104
__________
		1,108
__________
Puerto Rico - 2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Water Rev. Ref. Bonds, Series A, 5.00%, July 1, 2019	500	386
Puerto Rico Highways & Trans. Auth., Highway Tolls Rev. Ref. Bonds, Series BB (AGM Insured), 5.25%, July 1, 2022	435	467
Puerto Rico Highways & Trans. Auth., Sales Tax Rev. Ref. Bonds, Series AA-1 (AGM Insured), 4.95%, July 1, 2026	1,405	1,448
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, October 1, 2018	355	338
5.00%, October 1, 2016	350	359
5.00%, October 1, 2017	500	520
5.00%, October 1, 2019	500	527
5.00%, October 1, 2021	1,000	1,058
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	1,000	1,045
__________
		6,148
__________
Texas - 0.4%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.86%, May 15, 2034[1]	1,100	1,101
	Principal amount (000)	Value (000)
Bonds & notes - continued
Texas - continued
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 02/01/16 @ 100), 5.00%, February 1, 2024	$100	$103
__________
		1,204
__________
U. S. Virgin Islands - 0.7%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B, 5.00%, October 1, 2024	500	578
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, October 1, 2019	1,400	1,587
__________
		2,165
__________
Total bonds & notes (cost: $278,709,000)		286,770
__________
Short-term securities - 5.1%
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.13%, July 1, 2041[1]	1,900	1,900
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.12%, September 1, 2038[1]	400	400
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.11%, November 1, 2026[1]	3,100	3,100
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.12%, August 15, 2027[1]	625	625
California Statewide Comms. Dev. Auth., Res. Recovery Rev. Ref. Bonds, 0.12%, May 15, 2024[1]	650	650
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.13%, September 2, 2029[1]	2,760	2,760
City of Irvine California, Special Assessment Ref. Bonds, 0.13%, September 2, 2050[1,2]	2,000	2,000
City of Irvine, Public Imps. Special Assessment Ref. Bonds, Series B, 0.13%, September 2, 2029[1]	900	900
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-6, 0.11%, July 1, 2034[1]	1,400	1,400
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.11%, July 1, 2035[1]	1,500	1,500
__________
Total short-term securities (cost: $15,235,000)		15,235
__________
Total investment securities (cost: $293,944,000)		302,005
Other assets less liabilities		(3,942)
__________
Net assets		$298,063
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate market value of these securities amounted to $2,000,000, representing 0.67% of net assets.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility

See Notes to Financial Statements

	Principal amount (000)	Value (000)
Bonds & notes - 96.8%
California - 93.5%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, May 15, 2016	$500	$501
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, August 1, 2016	200	212
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, April 1, 2016	400	413
5.00%, April 1, 2018	250	278
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds, 4.00%, September 2, 2019	525	581
Alameda County Trans. Auth., Transit Imps. Rev. Bonds, 4.00%, March 1, 2018	500	546
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
1.01%, April 1, 2045	500	504
1.01%, April 1, 2047	250	252
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, April 1, 2045[1]	750	756
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.81%, April 1, 2047[1]	800	814
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, April 1, 2047[1]	600	606
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, April 1, 2018	250	273
5.00%, April 1, 2017	400	434
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 0.71%, April 1, 2034[1]	250	250
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series H (Mandatory Put 04/01/21 @ 100), 0.81%, April 1, 2034[1]	250	251
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 4.00%, October 1, 2019	570	638
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, August 1, 2019	700	805
Burbank Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured):
5.00%, December 1, 2020	700	827
5.00%, December 1, 2022	500	606
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds:
4.00%, October 1, 2015	350	356
4.00%, September 1, 2016	75	79
4.00%, February 1, 2017	100	106
5.00%, October 1, 2016	250	266
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A:
3.00%, November 1, 2016	400	415
5.00%, October 1, 2015	500	510
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, October 1, 2015	150	152
4.00%, April 1, 2016	300	310
4.00%, April 1, 2017	200	212
4.00%, October 1, 2018	400	435
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, August 15, 2017	510	557
5.00%, August 15, 2018	500	565
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, August 15, 2016	200	212
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.125%, July 1, 2022	375	378
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, August 15, 2015	150	152
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, November 15, 2016	$225	$231
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, January 1, 2018	425	459
5.00%, January 1, 2019	500	567
5.00%, November 1, 2019	200	228
5.00%, July 1, 2020	150	174
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, March 1, 2018	200	216
4.00%, March 1, 2019	500	548
4.00%, February 1, 2020	625	695
5.00%, November 15, 2016	250	268
5.00%, October 1, 2018	500	567
5.00%, October 1, 2019	525	611
5.00%, November 15, 2019	300	347
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, November 15, 2015	150	153
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, July 1, 2043[1]	1,075	1,188
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, July 1, 2043[1]	500	589
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.39%, October 1, 2047[1]	500	500
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.39%, April 1, 2038[1]	1,100	1,100
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, October 1, 2016	200	210
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, May 1, 2017	200	215
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, May 1, 2018	1,250	1,400
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, December 1, 2018	160	182
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, May 1, 2016	1,000	1,048
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, March 1, 2019	400	441
5.00%, April 1, 2018	400	446
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, November 1, 2017	210	227
4.00%, November 1, 2019	500	556
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, October 1, 2017	475	523
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, March 1, 2016	400	413
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, March 1, 2016	500	520
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series G, 4.00%, December 1, 2016	325	343
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A:
5.00%, September 1, 2018	250	282
5.00%, June 1, 2020	700	815
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, June 1, 2018	425	464
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (Escrowded to Maturity) (NATL-RE FGIC Insured), 5.00%, June 1, 2015	100	100
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, October 1, 2016	$240	$256
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, November 1, 2016	400	428
5.00%, November 1, 2017	475	525
5.00%, November 1, 2018	400	455
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, July 1, 2016	500	527
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, November 1, 2029[1]	600	653
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.), 2.50%, August 1, 2020	1,100	1,122
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, November 1, 2015	300	307
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, November 15, 2019	160	177
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, July 1, 2020	625	727
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, November 15, 2019	280	323
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, October 1, 2018	700	782
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, September 1, 2017	500	548
5.00%, September 1, 2020	625	734
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, October 1, 2015	500	510
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds:
5.00%, June 15, 2018	1,745	1,968
5.00%, June 15, 2019	380	440
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A:
5.00%, October 1, 2018	500	569
5.00%, October 1, 2019	555	646
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, July 1, 2018	1,100	1,104
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, May 15, 2018	225	246
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, November 15, 2018	1,425	1,525
City of Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, May 15, 2021	250	289
City of Los Angeles, Res. Recovery Imps. Rev. Bonds, Series A, 5.00%, February 1, 2019	550	630
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, June 1, 2016	100	104
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2018	500	563
Concord Redv. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, March 1, 2017	700	755
5.00%, March 1, 2018	600	666
County of El Dorado, Special Tax Ref. Bonds:
4.00%, September 1, 2018	450	487
5.00%, September 1, 2020	545	629
Desert Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, August 1, 2018	700	768
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:
5.00%, September 1, 2018	500	564
5.00%, September 1, 2019	600	693
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
4.00%, December 1, 2019	$600	$667
5.00%, December 1, 2020	500	589
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, June 1, 2018	500	561
5.00%, June 1, 2019	500	575
Golden West Schools Fncg. Auth., Misc. Rev. Ref. Bonds, Series A (NATL-RE Insured), 0.00%, February 1, 2020	1,100	974
Hemet Unified School Dist, G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, August 1, 2018	1,000	1,126
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, November 1, 2016	300	321
5.00%, November 1, 2018	425	481
Irvine Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, September 1, 2021	650	779
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, September 1, 2018	500	547
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, November 1, 2018	700	793
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2016	500	528
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, September 1, 2019	1,000	1,154
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, December 1, 2018	1,100	1,248
5.00%, December 1, 2019	700	810
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, November 15, 2020	245	247
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, October 1, 2017	770	851
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, May 15, 2015	300	300
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, May 15, 2021	400	476
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, May 15, 2015	200	200
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2015	420	423
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, July 1, 2020	400	465
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, July 1, 2019	1,100	1,271
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, July 1, 2018	500	564
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, August 1, 2016	500	523
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, July 1, 2015	200	202
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.49%, July 1, 2027[1]	500	500
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, July 1, 2037[1]	700	730
Milpitas Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, September 1, 2017	750	806
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2015	300	302
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, August 1, 2015	375	379
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, September 1, 2018	500	561
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, October 1, 2017	360	376
4.00%, October 1, 2018	300	325
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Orange County Sanitation Dist., Certs. of Part. Sewer Imps. Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 02/01/17 @ 100) (AGM Insured), 5.00%, February 1, 2019	$1,000	$1,078
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, September 1, 2018	375	421
5.00%, September 1, 2019	200	229
5.00%, September 1, 2021	200	235
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, June 1, 2021	350	408
Palomar Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, May 1, 2022	325	393
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, September 1, 2019	370	428
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, October 1, 2019	275	316
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A:
4.00%, September 1, 2017	500	538
5.00%, September 1, 2019	850	983
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, September 1, 2021	285	337
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A:
5.00%, December 1, 2018	500	569
5.00%, December 1, 2019	500	582
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, July 1, 2015	100	101
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, August 15, 2017	225	247
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, August 15, 2017	250	275
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, March 1, 2018	250	276
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, March 1, 2018	500	545
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, August 1, 2017	400	431
5.00%, August 1, 2018	1,000	1,134
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, July 1, 2016	250	264
5.00%, July 1, 2017	650	709
5.00%, July 1, 2018	100	112
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2018	300	337
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, May 1, 2018	500	562
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, May 1, 2017	850	926
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, July 1, 2016	175	184
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, May 15, 2015	300	301
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, May 1, 2016	200	210
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, May 1, 2018	500	562
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C:
4.00%, August 1, 2017	500	536
5.00%, August 1, 2020	500	586
San Francisco Municipal Trans. Agcy., Transit Rev. Ref. Bonds, 4.00%, March 1, 2018	245	267
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, June 15, 2018	500	564
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, June 15, 2015	100	101
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, August 1, 2016	300	312
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, August 1, 2018	$300	$330
4.00%, August 1, 2019	475	531
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, June 15, 2020	775	876
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, March 1, 2016	500	516
5.00%, March 1, 2018	750	837
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.44%, November 1, 2017[1]	1,075	1,074
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, July 1, 2015	225	226
5.00%, July 1, 2016	200	211
5.00%, July 1, 2017	750	821
5.00%, July 1, 2018	200	226
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, July 1, 2016	150	157
5.00%, July 1, 2017	775	849
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, July 1, 2016	500	528
5.00%, July 1, 2018	350	395
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, July 1, 2016	705	744
5.00%, July 1, 2019	600	694
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2018	300	338
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, December 1, 2027[1]	500	532
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 0.953%, December 1, 2029[1]	500	508
State of California, G.O. General Fund Ref. Bonds:
5.00%, February 1, 2018	1,000	1,113
5.00%, February 1, 2019	650	741
State of California, G.O. General Fund Ref. Bonds, Series CF, 3.00%, December 1, 2016	375	390
State of California, G.O. General Fund Ref. Notes, 5.00%, December 1, 2019	900	1,047
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, June 1, 2015	250	251
State of California, G.O. Misc. Rev. Ref. Bonds, 4.00%, September 1, 2017	500	539
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 0.56%, May 1, 2033[1]	1,500	1,500
State of California, G.O. Prop. Tax Ref. Bonds:
4.00%, April 1, 2018	500	545
5.00%, June 1, 2015	200	201
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.86%, May 1, 2017[1]	400	403
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, September 1, 2018	570	627
5.50%, April 1, 2019	2,050	2,386
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, September 1, 2020	500	584
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
4.00%, April 1, 2016	340	351
4.00%, April 1, 2017	350	370
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, September 1, 2019	525	598
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured):
5.00%, October 1, 2019	675	777
5.00%, October 1, 2021	500	591
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, September 1, 2021	$515	$610
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
4.00%, January 1, 2018	250	270
5.00%, January 1, 2017	300	322
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, May 15, 2016	350	368
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, May 15, 2016	200	210
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, September 1, 2020	275	321
5.00%, September 1, 2021	265	314
Walnut Energy Center Auth., Energy Res. Auth. Rev. Ref. Bonds, 4.00%, January 1, 2018	300	325
__________
		114,458
__________
Florida - 0.5%
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, July 1, 2016	600	633
__________
		633
__________
Guam - 0.3%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, January 1, 2017	300	319
__________
		319
__________
Illinois - 0.5%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, December 1, 2017	500	554
__________
		554
__________
Louisiana - 0.1%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, December 1, 2028	140	151
__________
		151
__________
Massachusetts - 0.1%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.54%, January 1, 2018[1]	175	175
__________
		175
__________
Puerto Rico - 1.1%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, October 1, 2018	800	839
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, October 1, 2016	200	205
5.00%, October 1, 2017	250	260
__________
		1,304
__________
	Principal amount (000)	Value (000)
Bonds & notes - continued
U. S. Virgin Islands - 0.7%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, October 1, 2019	$800	$907
__________
		907
__________
Total bonds & notes (cost: $117,289,000)		118,501
__________
Short-term securities - 3.4%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.12%, September 1, 2038[1]	1,320	1,320
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.11%, November 1, 2026[1]	800	800
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.13%, September 2, 2029[1]	100	100
Irvine Unified School Dist., School Imps. Special Tax Rev. Bonds, 0.12%, September 1, 2051[1]	643	643
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-6, 0.11%, July 1, 2034[1]	1,300	1,300
__________
Total short-term securities (cost: $4,163,000)		4,163
__________
Total investment securities (cost: $121,452,000)		122,664
Other assets less liabilities		(230)
__________
Net assets		$122,434
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility

See Notes to Financial Statements

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - 95.8%
U.S. government & government agency bonds & notes - 51.7%
Fannie Mae:
0.375%, July 5, 2016	$1,000	$999
1.25%, September 28, 2016	1,000	1,011
1.00%, November 15, 2017	4,645	4,647
0.875%, May 21, 2018	500	498
1.75%, September 12, 2019	1,545	1,565
2.625%, September 6, 2024	1,990	2,053
Federal Home Loan Banks:
1.00%, June 21, 2017	600	603
1.875%, March 13, 2020	2,910	2,968
Freddie Mac:
0.50%, August 28, 2015	2,500	2,503
4.75%, January 19, 2016	2,000	2,064
2.50%, May 27, 2016	1,000	1,023
1.00%, June 29, 2017	350	352
1.00%, July 28, 2017	145	146
4.875%, June 13, 2018	500	559
U.S. Treasury Bonds:
7.625%, February 15, 2025	750	1,128
3.00%, November 15, 2044	250	263
U.S. Treasury Inflation Indexed Bonds:
0.25%, January 15, 2025	4,509	4,574
2.00%, January 15, 2026	591	703
1.375%, February 15, 2044	1,007	1,174
0.75%, February 15, 2045	200	201
U.S. Treasury Inflation Indexed Notes:
0.125%, April 15, 2016	1,058	1,071
2.50%, July 15, 2016	4,567	4,800
2.375%, January 15, 2017	384	407
0.125%, April 15, 2018	1,015	1,040
0.125%, April 15, 2020	16,868	17,235
0.375%, July 15, 2023	504	520
U.S. Treasury Notes:
1.25%, September 30, 2015	500	502
4.50%, February 15, 2016	500	517
2.625%, February 29, 2016	5,075	5,177
0.50%, June 15, 2016	3,205	3,212
1.50%, July 31, 2016	3,650	3,702
0.625%, August 15, 2016	1,000	1,003
1.00%, September 30, 2016	1,000	1,008
4.625%, February 15, 2017	4,000	4,292
1.00%, March 31, 2017	1,000	1,008
0.875%, April 30, 2017	1,000	1,005
4.50%, May 15, 2017	26,110	28,170
8.75%, May 15, 2017	490	571
0.875%, July 15, 2017	1,000	1,005
0.75%, March 31, 2018	500	498
3.875%, May 15, 2018	1,000	1,089
1.375%, June 30, 2018	250	253
1.25%, October 31, 2018	500	503
3.75%, November 15, 2018	3,800	4,152
1.50%, December 31, 2018	7,460	7,556
1.25%, April 30, 2019	500	501
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
U.S. government & government agency bonds & notes - continued
1.50%, May 31, 2019	$2,750	$2,776
1.625%, July 31, 2019	1,000	1,013
1.625%, August 31, 2019	750	760
1.00%, September 30, 2019	500	493
1.75%, September 30, 2019	3,000	3,052
1.50%, October 31, 2019	1,000	1,006
1.625%, December 31, 2019	500	505
1.375%, March 31, 2020	4,615	4,602
1.375%, May 31, 2020	1,000	996
2.00%, November 30, 2020	1,000	1,022
2.25%, March 31, 2021	4,640	4,797
3.125%, May 15, 2021	2,000	2,167
1.875%, November 30, 2021	3,565	3,591
2.125%, December 31, 2021	1,000	1,023
1.50%, January 31, 2022	4,875	4,788
1.75%, March 31, 2022	2,000	1,995
2.00%, February 15, 2023	2,000	2,019
1.75%, May 15, 2023	1,000	988
2.50%, August 15, 2023	1,050	1,097
2.75%, November 15, 2023	2,250	2,394
2.75%, February 15, 2024	5,000	5,314
2.25%, November 15, 2024	500	509
2.00%, February 15, 2025	2,455	2,446
__________
Total U.S. government & government agency bonds & notes		169,184
__________
Mortgage-backed obligations - 13.8%
Federal agency mortgage-backed obligations - 8.1%
Fannie Mae:
4.50%, July 1, 2019	66	69
4.50%, March 1, 2020	369	389
3.50%, October 1, 2025	4,018	4,271
3.00%, May 1, 2030 TBA	4,680	4,898
5.50%, April 25, 2037	76	85
5.50%, September 1, 2038	815	922
5.00%, June 1, 2041	1,198	1,347
5.00%, August 1, 2041	309	347
6.00%, May 1, 2045 TBA	250	286
Freddie Mac:
1.873%, January 25, 2018	98	98
2.699%, May 25, 2018	790	823
3.034%, October 25, 2020[1]	495	526
3.974%, January 25, 2021[1]	524	578
2.373%, May 25, 2022	500	505
2.811%, January 25, 2025	710	725
3.50%, October 1, 2034	3,034	3,196
3.00%, March 1, 2035	382	393
3.00%, April 1, 2035	2,735	2,820
6.00%, February 15, 2037	47	52
Ginnie Mae:
4.50%, January 20, 2040	127	139
4.00%, November 20, 2044	951	1,021
5.616%, September 20, 2059	419	443
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Mortgage-backed obligations - continued
Federal agency mortgage-backed obligations - continued
1.046%, July 20, 2062[1]	$712	$721
5.075%, February 20, 2064	314	338
6.64%, July 20, 2064	1,347	1,464
__________
		26,456
__________
Commercial mortgage-backed securities - 5.7%
Commercial Mortgage Trust, 5.292%, December 10, 2046	336	355
Core Industrial Trust, Series 144A, 3.04%, February 10, 2034[2]	1,335	1,373
Credit Suisse Commercial Mortgage Trust:
5.467%, September 15, 2039	1,229	1,282
5.695%, September 15, 2040 [1]	720	770
DBUBS Mortgage Trust, Series 144A:[2]
3.386%, July 10, 2044	606	620
3.742%, November 10, 2046	1,415	1,437
Fannie Mae Aces, 1.4513%, February 25, 2018	1,034	1,037
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.1813%, February 25, 2024[1]	225	225
Greenwich Capital Commercial Funding Corp., 5.444%, March 10, 2039	350	369
GS Mortgage Securities Trust, 1.468%, August 10, 2044	47	47
Hilton USA Trust, Series 144A:[2]
2.662%, November 5, 2030	480	480
3.367%, November 5, 2030	725	734
JPMorgan Chase Commercial Mortgage Securities Trust:
4.895%, September 12, 2037	360	361
5.44%, May 15, 2045	650	683
5.885%, February 12, 2049 [1]	650	698
5.85%, February 15, 2051 [1]	317	344
LB-UBS Commercial Mortgage Trust:
5.387%, February 15, 2040	622	666
5.493%, February 15, 2040 [1]	680	720
6.065%, July 15, 2044 [1]	313	339
6.369%, September 15, 2045 [1]	500	551
Merrill Lynch Mortgage Trust, 6.0289%, June 12, 2050[1]	730	781
ML-CFC Commercial Mortgage Trust, 6.0766%, August 12, 2049[1]	550	595
Morgan Stanley Capital I Trust:
5.363%, November 14, 2042 [1]	261	262
5.319%, December 15, 2043	443	467
Wachovia Bank Commercial Mortgage Trust:
5.342%, December 15, 2043	1,650	1,747
5.466%, January 15, 2045 [1]	510	523
5.591%, April 15, 2047 [1]	510	545
5.903%, June 15, 2049 [1]	725	775
__________
		18,786
__________
Total mortgage-backed obligations		45,242
__________
Corporate bonds & notes - 22.1%
Banks - 3.1%
Bank of America Corp.:
2.60%, January 15, 2019	715	727
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Banks - continued
3.30%, January 11, 2023	$165	$166
4.00%, April 1, 2024	780	819
Barclays Bank PLC, 2.50%, February 20, 2019	1,100	1,122
BB&T Corp.:
2.05%, June 19, 2018	500	506
2.45%, January 15, 2020	385	390
BNP Paribas SA, 0.7507%, March 17, 2017[1]	520	521
JP Morgan Chase & Co.:
3.40%, June 24, 2015	120	120
3.20%, January 25, 2023	125	126
3.125%, January 23, 2025	775	765
Morgan Stanley:
2.125%, April 25, 2018	300	303
3.70%, October 23, 2024	440	451
Regions Financial Corp., 2.00%, May 15, 2018	500	499
The Bank of New York Mellon Corp., 2.10%, January 15, 2019	500	506
The Goldman Sachs Group, Inc.:
2.55%, October 23, 2019	510	516
3.625%, January 22, 2023	350	360
3.85%, July 8, 2024	690	714
The Royal Bank of Scotland PLC, 4.375%, March 16, 2016	700	721
Wells Fargo & Co., 3.00%, February 19, 2025	775	766
__________
		10,098
__________
Electric - 2.3%
Appalachian Power Co., Series S, 3.40%, May 24, 2015	250	250
Berkshire Hathaway Energy Co., 5.75%, April 1, 2018	300	337
CMS Energy Corp., 3.875%, March 1, 2024	400	425
Duke Energy Corp.:
3.95%, October 15, 2023	165	178
3.75%, April 15, 2024	730	778
Pacific Gas & Electric Co., 2.45%, August 15, 2022	300	294
PacifiCorp, 5.65%, July 15, 2018	755	852
Progress Energy, Inc., 7.05%, March 15, 2019	930	1,106
PSEG Power LLC, 2.75%, September 15, 2016	250	256
Public Service Co. of Colorado, 3.20%, November 15, 2020	300	317
Southern California Edison Co., 1.125%, May 1, 2017	430	432
Tampa Electric Co., 2.60%, September 15, 2022	350	348
Virginia Electric and Power Co.:
5.40%, April 30, 2018	621	695
2.95%, January 15, 2022	300	309
3.45%, February 15, 2024	1,020	1,078
__________
		7,655
__________
Pharmaceuticals - 2.3%
Abbvie, Inc., 2.90%, November 6, 2022	175	173
Actavis Funding SCS:
3.00%, March 12, 2020	485	495
3.45%, March 15, 2022	840	855
3.80%, March 15, 2025	850	861
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Pharmaceuticals - continued
Eli Lilly & Co., 1.95%, March 15, 2019	$660	$668
EMD Finance LLC, Series 144A, 3.25%, March 19, 2025[2]	1,165	1,174
GlaxoSmithKline Capital PLC, 0.75%, May 8, 2015	440	440
Mckesson Corp.:
0.95%, December 4, 2015	45	45
3.25%, March 1, 2016	310	316
Merck & Co., Inc.:
1.10%, January 31, 2018	250	250
1.85%, February 10, 2020	435	437
2.80%, May 18, 2023	250	254
Novartis Capital Corp., 3.40%, May 6, 2024	515	544
Novartis Securities Investment Ltd., 5.125%, February 10, 2019	300	338
Pfizer, Inc., 0.5706%, June 15, 2018[1]	500	502
__________
		7,352
__________
Oil & gas - 1.6%
Anadarko Petroleum Corp., 6.375%, September 15, 2017	250	278
Chevron Corp.:
0.889%, June 24, 2016	500	502
2.411%, March 3, 2022	475	477
Devon Energy Corp.:
2.25%, December 15, 2018	225	228
3.25%, May 15, 2022	200	203
Ensco PLC, 5.20%, March 15, 2025	50	51
Exxon Mobil Corp., 0.4206%, March 15, 2019[1]	1,115	1,117
Husky Energy, Inc., 7.25%, December 15, 2019	250	298
Noble Holding International Ltd., 5.95%, April 1, 2025	430	424
Phillips 66, 4.30%, April 1, 2022	290	316
Statoil ASA:
2.45%, January 17, 2023	540	534
3.25%, November 10, 2024	280	288
Total Capital International SA, 2.875%, February 17, 2022	230	233
Woodside Finance Ltd., Series 144A, 4.60%, May 10, 2021[2]	185	200
__________
		5,149
__________
Pipelines - 1.5%
Boardwalk Pipelines LP, 4.95%, December 15, 2024	460	462
Enbridge, Inc.:
5.60%, April 1, 2017	790	843
4.00%, October 1, 2023	505	516
EnLink Midstream Partners LP, 4.40%, April 1, 2024	220	229
Kinder Morgan Energy Partners LP, 4.25%, September 1, 2024	430	436
Kinder Morgan, Inc., 4.30%, June 1, 2025	750	762
Spectra Energy Partners LP, 2.95%, September 25, 2018	500	515
TC PipeLines LP, 4.375%, March 13, 2025	415	420
TransCanada PipeLines Ltd., 3.40%, June 1, 2015	190	190
Williams Partners LP, 4.50%, November 15, 2023	535	558
__________
		4,931
__________
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Insurance - 1.4%
ACE INA Holdings, Inc., 3.35%, May 15, 2024	$760	$791
American International Group, Inc.:
2.30%, July 16, 2019	495	501
4.125%, February 15, 2024	360	388
Berkshire Hathaway Finance Corp., 2.00%, August 15, 2018	750	769
Prudential Financial, Inc.:
1.037%, August 15, 2018 [1]	570	574
2.30%, August 15, 2018	350	358
QBE Insurance Group Ltd., Series 144A, 2.40%, May 1, 2018[2]	1,125	1,139
__________
		4,520
__________
REITS - 0.9%
Corporate Office Properties LP, 5.25%, February 15, 2024	225	243
DCT Industrial Operating Partnership LP, 4.50%, October 15, 2023	500	529
DDR Corp., 3.625%, February 1, 2025	300	299
ERP Operating LP, 4.625%, December 15, 2021	350	389
Essex Portfolio LP, 3.50%, April 1, 2025	490	494
Kimco Realty Corp., 5.584%, November 23, 2015	325	333
Prologis LP, 2.75%, February 15, 2019	360	369
UDR, Inc., 3.70%, October 1, 2020	400	422
__________
		3,078
__________
Media - 0.9%
21st Century Fox America, Inc., 4.50%, February 15, 2021	350	388
CBS Corp., 1.95%, July 1, 2017	200	202
Comcast Corp.:
5.85%, November 15, 2015	300	309
5.70%, May 15, 2018	300	339
NBCUniversal Media LLC, 5.15%, April 30, 2020	350	401
The Walt Disney Co., 5.50%, March 15, 2019	300	344
Time Warner, Inc., 5.875%, November 15, 2016	300	322
Viacom, Inc.:
2.50%, September 1, 2018	350	356
3.875%, April 1, 2024	380	384
__________
		3,045
__________
Diversified financial services - 0.9%
American Express Co., 0.8515%, May 22, 2018[1]	500	501
Ford Motor Credit Co. LLC, 4.375%, August 6, 2023	500	537
General Electric Capital Corp.:
2.45%, March 15, 2017	565	581
2.30%, April 27, 2017	250	257
Intercontinental Exchange, Inc., 4.00%, October 15, 2023	970	1,044
__________
		2,920
__________
Beverages - 0.9%
Pernod-Ricard SA, Series 144A, 2.95%, January 15, 2017[2]	800	821
SABMiller Holdings, Inc., Series 144A, 2.45%, January 15, 2017[2]	745	761
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Beverages - continued
The Coca-Cola Co.:
1.50%, November 15, 2015	$350	$352
3.20%, November 1, 2023	850	886
__________
		2,820
__________
Healthcare-services - 0.8%
Aetna, Inc., 1.50%, November 15, 2017	350	352
Anthem, Inc.:
2.30%, July 15, 2018	285	290
4.35%, August 15, 2020	300	331
Laboratory Corp. of America Holdings, 4.70%, February 1, 2045	210	210
Roche Holdings, Inc., Series 144A, 2.875%, September 29, 2021[2]	1,250	1,286
UnitedHealth Group, Inc., 1.40%, October 15, 2017	250	252
__________
		2,721
__________
Telecommunications - 0.8%
AT&T, Inc.:
0.90%, February 12, 2016	200	200
2.40%, August 15, 2016	200	204
Deutsche Telekom International Finance BV, Series 144A, 2.25%, March 6, 2017[2]	500	509
Verizon Communications, Inc., 5.15%, September 15, 2023	940	1,063
Verizon Communications, Inc., Series 144A, 4.272%, January 15, 2036[2]	500	482
__________
		2,458
__________
Healthcare-products - 0.7%
Becton Dickinson & Co., 3.734%, December 15, 2024	390	404
Medtronic, Inc., Series 144A, 3.50%, March 15, 2025[2]	500	518
Zimmer Holdings, Inc.:
3.15%, April 1, 2022	470	473
3.55%, April 1, 2025	920	922
__________
		2,317
__________
Retail - 0.6%
CVS Health Corp., 4.00%, December 5, 2023	200	215
Starbucks Corp., 2.00%, December 5, 2018	190	194
Target Corp., 6.00%, January 15, 2018	705	794
The Home Depot, Inc., 4.40%, April 1, 2021	350	396
Wal-Mart Stores, Inc., 5.80%, February 15, 2018	300	338
__________
		1,937
__________
Real Estate - 0.5%
American Campus Communities Operating Partnership LP:
3.75%, April 15, 2023	300	304
4.125%, July 1, 2024	400	415
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A:[2]
2.375%, November 5, 2019	100	101
3.50%, February 12, 2025	250	253
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Real Estate - continued
WEA Finance LLC, Series 144A, 2.70%, September 17, 2019[2]	$475	$482
__________
		1,555
__________
Auto Manufacturers - 0.4%
Daimler Finance North America LLC, Series 144A, 1.1382%, August 1, 2018[1,2]	350	354
Ford Motor Credit Co. LLC, 3.219%, January 9, 2022	205	209
General Motors Co., 4.00%, April 1, 2025	235	238
Toyota Motor Credit Corp., 1.45%, January 12, 2018	350	352
__________
		1,153
__________
Agriculture - 0.3%
Altria Group, Inc.:
2.85%, August 9, 2022	250	249
2.95%, May 2, 2023	200	199
4.00%, January 31, 2024	580	615
__________
		1,063
__________
Cosmetics/Personal Care - 0.2%
The Procter & Gamble Co., 1.80%, November 15, 2015	790	796
__________
		796
__________
Software - 0.2%
Oracle Corp.:
1.20%, October 15, 2017	250	251
2.375%, January 15, 2019	500	512
__________
		763
__________
Chemicals - 0.2%
Ecolab, Inc., 3.00%, December 8, 2016	180	185
Ei Du Pont De Nemours & Co., 2.80%, February 15, 2023	350	351
The Dow Chemical Co., 4.125%, November 15, 2021	207	224
__________
		760
__________
Iron/Steel - 0.2%
Glencore Funding LLC, Series 144A, 1.6353%, January 15, 2019[1,2]	750	749
__________
		749
__________
Environmental Control - 0.2%
Republic Services, Inc., 5.00%, March 1, 2020	350	390
Waste Management, Inc., 4.60%, March 1, 2021	300	335
__________
		725
__________
Aerospace/Defense - 0.2%
Airbus Finance BV, Series 144A, 2.70%, April 17, 2023[2]	300	299
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Aerospace/Defense - continued
The Boeing Co., 0.95%, May 15, 2018	$350	$348
__________
		647
__________
Biotechnology - 0.2%
Celgene Corp., 3.625%, May 15, 2024	155	161
Gilead Sciences, Inc.:
3.05%, December 1, 2016	80	83
3.50%, February 1, 2025	320	332
__________
		576
__________
Miscellaneous manufacturing - 0.2%
Danaher Corp., 2.30%, June 23, 2016	200	204
General Electric Co., 2.70%, October 9, 2022	300	303
__________
		507
__________
Transportation - 0.1%
Burlington Northern Santa Fe LLC, 3.00%, March 15, 2023	150	152
Canadian National Railway Co.:
5.55%, May 15, 2018	50	56
2.85%, December 15, 2021	200	207
__________
		415
__________
Computers - 0.1%
International Business Machines Corp., 5.70%, September 14, 2017	350	388
__________
		388
__________
Commercial Services - 0.1%
Catholic Health Initiatives, 1.60%, November 1, 2017	350	351
__________
		351
__________
Food - 0.1%
ConAgra Foods, Inc., 1.90%, January 25, 2018	350	350
__________
		350
__________
Mining - 0.1%
Teck Resources Ltd., 3.15%, January 15, 2017	260	263
__________
		263
__________
Office/Business Equip - 0.1%
Xerox Corp., 2.95%, March 15, 2017	250	257
__________
		257
__________
Total corporate bonds & notes		72,319
__________
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Municipals - 2.6%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, April 1, 2018	$109	$109
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, April 1, 2016	8	8
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (Assured GTY Insured), 5.00%, April 1, 2022	8	8
County of Harris, Highway Tolls Rev. Ref. Bonds, 1.061%, August 15, 2016	1,000	1,005
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 2.814%, July 1, 2024	500	501
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, July 1, 2020	3,000	3,074
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (AGM Insured), 5.00%, April 1, 2016	42	42
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (Assured GTY Insured), 5.00%, April 1, 2022	42	45
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, April 1, 2018	591	592
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B:
1.087%, December 15, 2016	2,350	2,342
1.758%, December 15, 2018	350	346
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, August 15, 2015	500	503
__________
Total municipals		8,575
__________
Government & government agency bonds & notes outside the U.S. - 0.6%
Sovereign - 0.6%
Mexico Government International Bond, 4.00%, October 2, 2023	450	474
Province of Manitoba Canada, 3.05%, May 14, 2024	200	211
Province of Ontario Canada, 3.20%, May 16, 2024	500	534
Ukraine Government AID Bonds, 1.844%, May 16, 2019	875	889
__________
		2,108
__________
Total government & government agency bonds & notes outside the U.S.		2,108
__________
Asset-backed obligations - 5.0%
AEP Texas Central Transition Fndg II LLC, 5.09%, July 1, 2017	1	1
AmeriCredit Automobile Receivables Trust:
0.57%, July 10, 2017	293	293
1.15%, June 10, 2019	355	355
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, September 20, 2019	1,000	1,000
2.97%, February 20, 2020	1,340	1,384
2.50%, February 20, 2021	770	778
California Republic Auto Receivables Trust:
1.82%, September 15, 2020	775	780
2.51%, February 16, 2021	270	272
CarMax Auto Owner Trust:
1.16%, June 17, 2019	500	501
1.38%, November 15, 2019	655	658
Chesapeake Funding LLC, Series 144A, 0.5976%, March 7, 2026[1,2]	194	194
Chrysler Capital Auto Receivables Trust, Series 144A, 1.22%, July 15, 2019[2]	640	641
Discover Card Execution Note Trust:
0.532%, August 17, 2020 [1]	765	767
2.12%, December 15, 2021	655	666
Enterprise Fleet Financing LLC, Series 144A, 1.05%, March 20, 2020[2]	800	801
Ford Credit Auto Lease Trust, 1.10%, November 15, 2017	165	165
Ford Credit Auto Owner Trust, Series 144A:[2]
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Asset-backed obligations - continued
2.26%, November 15, 2025	$705	$718
2.12%, July 15, 2026	945	953
Hertz Fleet Lease Funding LP, 2.73%, March 30, 2021	1,048	1,046
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
0.581%, April 10, 2028	575	575
0.931%, April 10, 2028	300	300
Hertz Vehicle Financing LLC, Series 144A, 1.12%, August 25, 2017[2]	1,600	1,601
Santander Drive Auto Receivables Trust:
0.87%, January 16, 2018	310	310
1.27%, February 15, 2019	775	776
Trade MAPS 1 Ltd., Series 144A:[1,2]
0.881%, December 10, 2018	430	430
1.431%, December 10, 2018	250	250
__________
Total asset-backed obligations		16,215
__________
Total bonds, notes & other debt investments (cost: $309,397,000)		313,643
__________
Short-term securities - 7.5%
Abbot Laboratories, 0.10%, July 20, 2015[3]	1,800	1,799
Caterpillar Financial Services Corp., 0.13%, June 1, 2015[3]	5,200	5,199
Emerson Electric Co.:[3]
0.09%, May 12, 2015	3,400	3,400
0.13%, July 20, 2015	4,000	3,999
Kimberly Clark Corp.:[3]
0.14%, May 14, 2015	4,100	4,100
0.15%, May 22, 2015	2,600	2,600
United Technologies Corp., 0.15%, May 22, 2015[3]	3,300	3,300
__________
Total short-term securities (cost: $24,397,000)		24,397
__________
Total investment securities (cost: $333,794,000)		338,040
Other assets less liabilities		(10,664)
__________
Net assets		$327,376
__________
__________

[1]	Indicates a variable rate security. The interest rate shown reflects the rate in effect at April 30, 2015.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate market value of these securities amounted to $23,397,000, representing 7.15% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
Co.	= Company
Corp.	= Corporation
Fndg.	= Funding
G.O.	= General Obligation
GTY	= Guaranty
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
NATL-RE	= National Reinsurance
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

See Notes to Financial Statements

	Shares	Value (000)
Common Stocks - 96.5%
Financials - 18.4%
AIA Group Ltd.	1,341,400	$8,954
Sampo Oyj, A Shares	161,177	7,823
The Goldman Sachs Group, Inc.	32,900	6,462
CME Group, Inc.	68,000	6,182
Marsh & McLennan Cos., Inc.	81,600	4,583
Aberdeen Asset Management PLC	598,325	4,351
American Tower Corp.	44,800	4,235
Wells Fargo & Co.	72,080	3,972
JPMorgan Chase & Co.	52,300	3,308
Iron Mountain, Inc.	95,670	3,300
Deutsche Wohnen AG	124,888	3,289
Lloyds Banking Group PLC	2,738,100	3,249
Moody's Corp.	27,800	2,989
Bank of China Ltd., Class H	4,326,300	2,972
CaixaBank SA	562,493	2,817
DBS Group Holdings Ltd.	174,975	2,781
PacWest Bancorp	57,890	2,611
The PNC Financial Services Group, Inc.	26,900	2,467
Discover Financial Services	41,000	2,377
HDFC Bank Ltd. (ADR)	41,500	2,359
Svenska Handelsbanken AB, A Shares	49,753	2,289
BNP Paribas SA	34,973	2,202
Mercury General Corp.	38,750	2,129
ACE Ltd.	19,770	2,115
Crown Castle International Corp.	22,750	1,900
Aon PLC	19,600	1,886
DNB ASA	80,566	1,431
Julius Baer Group Ltd.[1]	22,720	1,198
Prudential PLC	42,900	1,070
HSBC Holdings PLC	101,212	1,004
UBS Group AG1	21,927	442
__________
		98,747
__________
Information Technology - 15.7%
Keyence Corp.	15,000	8,017
ASML Holding NV	54,416	5,843
Murata Manufacturing Co. Ltd.	38,000	5,362
Hamamatsu Photonics K.K.	181,400	5,301
Gemalto NV	53,052	4,929
Avago Technologies Ltd.	40,500	4,734
Visa, Inc., A Shares	66,800	4,412
Apple, Inc.	34,694	4,342
Texas Instruments, Inc.	66,115	3,584
Paychex, Inc.	69,570	3,367
Xilinx, Inc.	70,600	3,061
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	123,300	3,013
Microsoft Corp.	55,700	2,709
Jack Henry & Associates, Inc.	40,511	2,694
Automatic Data Processing, Inc.	29,342	2,481
Google, Inc., Class C1	4,422	2,376
Samsung Electronics Co. Ltd. (GDR)	4,466	2,263
Jabil Circuit, Inc.	97,700	2,200
	Shares	Value (000)
Common Stocks - continued
Information Technology - continued
VeriSign, Inc.[1]	31,775	$2,018
Broadcom Corp., Class A	44,600	1,972
VTech Holdings Ltd.	138,000	1,917
Oracle Corp.	64	2,829
Hitachi Ltd.	204,000	1,390
Google, Inc., Class A1	2,460	1,350
Accenture PLC, Class A	12,800	1,186
Trend Micro, Inc.	31,900	1,080
__________
		84,430
__________
Industrials - 15.5%
FANUC Corp.	31,600	6,912
Safran SA	80,231	5,856
Nielsen NV	124,400	5,591
Eaton Corp. PLC	81,300	5,588
SMC Corp.	17,900	5,387
China Everbright International Ltd.	2,733,080	5,113
Siemens AG	44,858	4,910
The Boeing Co.	33,200	4,759
Zodiac Aerospace	107,984	3,968
Assa Abloy AB, Class B	62,609	3,619
Hexcel Corp.	69,300	3,475
Meggitt PLC	381,009	3,091
Schneider Electric SE	40,360	3,010
Danaher Corp.	36,300	2,972
BAE Systems PLC	338,530	2,635
Norfolk Southern Corp.	25,600	2,582
Towers Watson & Co., Class A	18,959	2,406
Jardine Matheson Holdings Ltd.	36,000	2,226
IDEX Corp.	23,300	1,748
AA PLC[1]	256,484	1,640
FedEx Corp.	9,600	1,628
3M Co.	8,530	1,334
DKSH Holding AG Ltd.[1]	16,262	1,281
United Technologies Corp.	9,200	1,046
Caterpillar, Inc.	9,100	791
__________
		83,568
__________
Health Care - 13.9%
Novo Nordisk A/S, Class B	175,091	9,808
Bristol-Myers Squibb Co.	132,250	8,428
AstraZeneca PLC	115,420	7,954
Novartis AG	68,186	7,045
Gilead Sciences, Inc.[1]	52,192	5,246
Roche Holding AG	16,603	4,782
Incyte Corp.[1]	48,500	4,712
Cerner Corp.[1]	59,700	4,287
Essilor International SA	30,710	3,731
AbbVie, Inc.	49,300	3,188
Bayer AG1	20,982	3,057
Pfizer, Inc.	86,500	2,935
AmerisourceBergen Corp.	24,700	2,823
	Shares	Value (000)
Common Stocks - continued
Health Care - continued
Express Scripts Holding Co.[1]	27,600	$2,385
Sysmex Corp.	32,400	1,790
St. Jude Medical, Inc.	19,300	1,352
Agios Pharmaceuticals, Inc.[1]	12,500	1,154
__________
		74,677
__________
Consumer Discretionary - 10.9%
Liberty Global PLC, Class A1	95,730	4,991
Newell Rubbermaid, Inc.	123,073	4,693
Cie Financiere Richemont SA	48,982	4,373
Comcast Corp., Class A	69,470	4,013
Daimler AG	38,861	3,757
Starbucks Corp.	70,800	3,510
Royal Caribbean Cruises Ltd.	49,000	3,335
The Home Depot, Inc.	30,260	3,237
Las Vegas Sands Corp.	57,800	3,056
Greene King PLC	216,900	2,760
Scripps Networks Interactive, Inc., Class A	39,300	2,746
Marks & Spencer Group PLC	295,700	2,505
Bayerische Motoren Werke AG	20,357	2,421
SES SA	64,266	2,248
Sirius XM Holdings, Inc.[1]	531,400	2,099
Electrolux AB, Series B	61,286	1,827
Denso Corp.	34,300	1,702
Delphi Automotive PLC	16,700	1,386
ElringKlinger AG	40,758	1,128
Home Retail Group PLC	388,600	995
Wynn Macau Ltd.	364,400	738
Charter Communications, Inc., Class A1	3,000	561
Liberty Global PLC, Series C1	5,100	257
__________
		58,338
__________
Consumer Staples - 8.0%
Unilever PLC	156,000	6,850
Imperial Tobacco Group PLC	139,614	6,826
Pernod Ricard SA	50,629	6,284
Nestle SA	68,459	5,338
L'Oreal SA1	27,170	5,183
Danone SA	41,274	2,984
Philip Morris International, Inc.	34,100	2,846
The Procter & Gamble Co.	29,600	2,354
Tate & Lyle PLC	251,500	2,301
Ajinomoto Co., Inc.	60,000	1,330
Nestle SA (ADR)	7,600	590
__________
		42,886
__________
Energy - 6.4%
ConocoPhillips	112,780	7,660
Chevron Corp.	63,800	7,086
Cenovus Energy, Inc.	326,800	6,157
Schlumberger Ltd.	35,686	3,376
	Shares	Value (000)
Common Stocks - continued
Energy - continued
Enbridge, Inc.	60,800	$3,178
Kinder Morgan, Inc.	43,065	1,850
Crescent Point Energy Corp.	65,900	1,721
Noble Energy, Inc.	28,940	1,468
Total SA	25,500	1,381
EOG Resources, Inc.	4,955	490
__________
		34,367
__________
Materials - 3.4%
LyondellBasell Industries NV, Class A	30,425	3,150
Monsanto Co.	20,700	2,359
Rio Tinto PLC	52,600	2,343
The Dow Chemical Co.	45,400	2,315
Praxair, Inc.	13,435	1,638
Nucor Corp.	32,900	1,608
Air Liquide SA	11,632	1,523
BHP Billiton Ltd.	44,509	1,142
Amcor Ltd.	102,277	1,088
The Mosaic Co.	24,500	1,078
__________
		18,244
__________
Telecommunication Services - 2.9%
CenturyLink, Inc.	34,500	1,241
Singapore Telecommunications Ltd.	1,333,000	4,454
SoftBank Corp.	75,500	4,718
Verizon Communications, Inc.	66,300	3,344
Vodafone Group PLC	458,935	1,620
__________
		15,377
__________
Utilities - 1.4%
National Grid PLC	362,800	4,878
SSE PLC	121,900	2,887
__________
		7,765
__________
Total common stocks (cost: $418,058,000)		518,399
__________
	Principal amount (000)
Short-term securities - 3.8%
BNP Paribas SA, 0.12%, May 1, 2015[2]	$9,100	9,100
Federal Home Loan Bank, 0.09%, May 26, 2015[2]	5,800	5,800
Old Line Funding LLC, 0.12%, May 18, 2015[2]	5,400	5,399
__________
Total short-term securities (cost: $20,299,000)		20,299
__________
Total investment securities (cost: $438,357,000)		538,698
Other assets less liabilities		(1,533)
__________
Net assets		$537,165
__________
__________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

See Notes to Financial Statements

	Shares	Value (000)
Common Stocks - 97.2%
Industrials - 18.3%
FANUC Corp.	139,100	$30,424
SMC Corp.	100,800	30,336
China Everbright International Ltd.	13,199,390	24,694
Assa Abloy AB, Class B	394,172	22,786
Safran SA	271,370	19,807
Zodiac Aerospace	498,676	18,327
Jardine Matheson Holdings Ltd.	263,300	16,279
Siemens AG	130,052	14,235
Schneider Electric SE	170,420	12,708
Kawasaki Heavy Industries Ltd.	2,443,000	12,543
AA PLC[1]	1,542,516	9,861
Marubeni Corp.	1,429,100	8,866
Meggitt PLC	1,025,309	8,319
DKSH Holding AG Ltd.[1]	98,054	7,724
Mitsubishi Corp.	195,600	4,229
Kubota Corp.	266,000	4,127
IHI Corp.	665,000	3,050
__________
		248,315
__________
Financials - 15.8%
AIA Group Ltd.	5,332,200	35,594
Sampo Oyj, A Shares	593,440	28,804
Lloyds Banking Group PLC	19,635,500	23,298
Prudential PLC	811,440	20,250
Deutsche Wohnen AG	709,248	18,677
DBS Group Holdings Ltd.	782,582	12,439
CaixaBank SA	2,403,031	12,035
BNP Paribas SA	178,858	11,261
Bank of China Ltd., Class H	13,534,000	9,296
HDFC Bank Ltd. (ADR)	149,300	8,486
Svenska Handelsbanken AB, A Shares	154,484	7,106
HSBC Holdings PLC	614,707	6,098
Julius Baer Group Ltd.[1]	111,304	5,871
Sumitomo Mitsui Financial Group, Inc.	126,400	5,512
ING Groep NV1	261,805	4,022
DNB ASA	192,057	3,412
UBS Group AG1	109,670	2,210
__________
		214,371
__________
Health Care - 14.8%
Novo Nordisk A/S, Class B	752,628	42,159
Roche Holding AG	120,584	34,733
Novartis AG	258,624	26,721
AstraZeneca PLC	343,890	23,699
Sysmex Corp.	334,300	18,471
Bayer AG1	119,176	17,361
Genmab A/S1	196,231	15,114
Grifols SA, Class B	377,111	12,320
Essilor International SA	86,706	10,534
__________
		201,112
__________
	Shares	Value (000)
Common Stocks - continued
Information Technology - 14.6%
Keyence Corp.	69,400	$37,089
Hamamatsu Photonics K.K.	1,155,400	33,767
Murata Manufacturing Co. Ltd.	205,000	28,924
Gemalto NV	243,598	22,634
ASML Holding NV	201,331	21,618
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	547,200	13,374
Hitachi Ltd.	1,655,000	11,279
Trend Micro, Inc.	268,300	9,081
Samsung Electronics Co. Ltd. (GDR)	13,686	6,934
SAP SE	89,742	6,846
Oracle Corp.	145,500	6,641
__________
		198,187
__________
Consumer Discretionary - 11.6%
Liberty Global PLC, Class A1	476,075	24,823
SES SA	695,432	24,331
Cie Financiere Richemont SA	253,125	22,597
Ryohin Keikaku Co. Ltd.	105,100	16,715
Nissan Motor Co. Ltd.	994,700	10,302
Daimler AG	98,580	9,530
Home Retail Group PLC	3,332,000	8,532
Bayerische Motoren Werke AG	59,819	7,114
ElringKlinger AG	227,196	6,286
LVMH Moet Hennessy Louis Vuitton SE	31,227	5,460
Denso Corp.	104,400	5,179
Electrolux AB, Series B	142,076	4,235
The Swatch Group AG	43,902	3,853
Greene King PLC	257,550	3,278
Wynn Macau Ltd.	1,502,800	3,043
Liberty Global PLC, Series C1	37,700	1,902
__________
		157,180
__________
Consumer Staples - 9.6%
Pernod Ricard SA	196,064	24,337
L'Oreal SA1	123,723	23,603
Imperial Tobacco Group PLC	394,359	19,281
Nestle SA	218,870	17,068
Danone SA	179,953	13,010
Unilever PLC	281,900	12,377
Diageo PLC	316,800	8,799
Ajinomoto Co., Inc.	259,000	5,741
Reckitt Benckiser Group PLC	56,600	5,054
__________
		129,270
__________
Energy - 4.4%
Enbridge, Inc.	353,700	18,487
Cenovus Energy, Inc.	865,000	16,296
Tullow Oil PLC	1,325,900	8,424
Total SA	147,380	7,982
BG Group PLC	308,500	5,599
	Shares	Value (000)
Common Stocks - continued
Energy - continued
Oil Search Ltd.	490,194	$3,123
__________
		59,911
__________
Telecommunication Services - 3.5%
SoftBank Corp.	291,700	18,229
Vodafone Group PLC	4,235,690	14,948
Singapore Telecommunications Ltd.	2,348,300	7,847
Swisscom AG	10,374	6,190
__________
		47,214
__________
Materials - 3.2%
Rio Tinto PLC	277,500	12,362
Koninklijke DSM NV	163,041	9,269
First Quantum Minerals Ltd.	476,183	7,294
Air Liquide SA	45,858	6,004
Amcor Ltd.	405,135	4,311
BHP Billiton Ltd.	158,558	4,069
__________
		43,309
__________
Utilities - 1.4%
National Grid PLC	1,440,590	19,369
__________
		19,369
__________
Total common stocks (cost: $1,119,658,000)		1,318,238
__________
	Principal amount (000)
Short-term securities - 2.4%
General Electric Co., 0.01%, May 1, 2015[2]	$11,000	11,000
PepsiCo, Inc., 0.08%, May 4, 2015[2]	6,400	6,400
United Technologies, 0.12%, June 25, 2015[2]	15,000	14,996
__________
Total short-term securities (cost: $32,397,000)		32,396
__________
Total investment securities (cost: $1,152,055,000)		1,350,634
Other assets less liabilities		6,020
__________
Net assets		$1,356,654
__________
__________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

See Notes to Financial Statements

	Shares	Value (000)
Common Stocks - 94.7%
Industrials - 16.4%
Nielsen NV	84,000	$3,775
The Boeing Co.	25,275	3,623
Eaton Corp. PLC	48,400	3,327
Towers Watson & Co., Class A	26,050	3,306
United Technologies Corp.	28,600	3,253
Norfolk Southern Corp.	28,400	2,864
Waste Connections, Inc.	58,600	2,778
Danaher Corp.	32,455	2,657
Hexcel Corp.	49,700	2,492
B/E Aerospace, Inc.	25,400	1,519
Siemens AG (ADR)	11,800	1,284
IDEX Corp.	16,700	1,253
Caterpillar, Inc.	13,700	1,190
__________
		33,321
__________
Consumer Discretionary - 15.3%
Comcast Corp., Class A	75,920	4,385
Newell Rubbermaid, Inc.	112,000	4,270
The Home Depot, Inc.	25,500	2,728
Scripps Networks Interactive, Inc., Class A	30,900	2,159
Charter Communications, Inc., Class A1	11,500	2,151
Starbucks Corp.	41,600	2,062
Daimler AG (ADR)	20,575	1,975
NIKE, Inc., Class B	18,400	1,819
Viacom, Inc., Class B	25,700	1,785
Sirius XM Holdings, Inc.[1]	324,500	1,282
Norwegian Cruise Line Holdings Ltd.[1]	22,800	1,106
Carnival Corp.	22,350	983
Yum! Brands, Inc.	10,500	903
Delphi Automotive PLC	9,400	780
The Priceline Group, Inc.[1]	620	767
Panera Bread Co., Class A1	3,700	675
Las Vegas Sands Corp.	12,400	656
Whirlpool Corp.	2,900	509
__________
		30,995
__________
Information Technology - 14.9%
Jack Henry & Associates, Inc.	54,200	3,605
Automatic Data Processing, Inc.	42,200	3,568
Texas Instruments, Inc.	52,200	2,830
Visa, Inc., A Shares	38,000	2,510
Apple, Inc.	18,865	2,361
Avago Technologies Ltd.	19,455	2,274
VeriSign, Inc.[1]	35,400	2,248
Jabil Circuit, Inc.	99,175	2,233
Microsoft Corp.	38,600	1,878
Oracle Corp.	42,400	1,849
Broadcom Corp., Class A	35,300	1,560
Google, Inc., Class C1	2,627	1,412
Accenture PLC, Class A	12,825	1,188
	Shares	Value (000)
Common Stocks - continued
Information Technology - continued
Google, Inc., Class A1	1,150	$631
__________
		30,147
__________
Health Care - 14.4%
Bristol-Myers Squibb Co.	74,700	4,761
Gilead Sciences, Inc.[1]	35,355	3,554
Express Scripts Holding Co.[1]	39,200	3,387
St. Jude Medical, Inc.	42,320	2,964
AmerisourceBergen Corp.	22,800	2,606
Cerner Corp.[1]	34,100	2,449
AbbVie, Inc.	34,125	2,207
Incyte Corp.[1]	15,100	1,467
AstraZeneca PLC (ADR)	21,015	1,439
Novo Nordisk A/S (ADR)	23,200	1,305
UnitedHealth Group, Inc.	9,700	1,081
Medtronic PLC	11,700	871
Pfizer, Inc.	23,500	797
Agios Pharmaceuticals, Inc.[1]	3,500	323
__________
		29,211
__________
Financials - 14.3%
Marsh & McLennan Cos., Inc.	71,300	4,004
The Goldman Sachs Group, Inc.	17,700	3,477
Wells Fargo & Co.	58,160	3,205
CME Group, Inc.	31,125	2,830
JPMorgan Chase & Co.	43,000	2,720
Iron Mountain, Inc.	56,930	1,963
Discover Financial Services	33,600	1,948
The PNC Financial Services Group, Inc.	20,325	1,864
American Tower Corp.	18,600	1,758
ACE Ltd.	15,965	1,708
Aon PLC	16,200	1,559
PacWest Bancorp	17,800	803
Crown Castle International Corp.	8,700	727
Moody's Corp.	4,900	527
__________
		29,093
__________
Energy - 9.4%
ConocoPhillips	60,745	4,126
Schlumberger Ltd.	39,900	3,775
Chevron Corp.	30,620	3,401
Cenovus Energy, Inc.	84,900	1,598
Noble Energy, Inc.	30,400	1,542
Kinder Morgan, Inc.	35,100	1,507
EOG Resources, Inc.	13,965	1,382
Halliburton Co.	20,900	1,023
Enbridge, Inc.	12,000	628
__________
		18,982
__________
	Shares	Value (000)
Common Stocks - continued
Consumer Staples - 4.6%
Unilever PLC (ADR)	49,700	$2,178
The Procter & Gamble Co.	22,760	1,810
Nestle SA (ADR)	23,100	1,793
Philip Morris International, Inc.	20,200	1,686
Diageo PLC (ADR)	8,300	921
Mondelez International, Inc.	13,000	499
Mead Johnson Nutrition Co.	4,900	470
__________
		9,357
__________
Materials - 3.8%
Monsanto Co.	20,600	2,347
Praxair, Inc.	16,570	2,020
The Dow Chemical Co.	35,100	1,790
Air Products & Chemicals, Inc.	8,315	1,193
The Mosaic Co.	10,700	471
__________
		7,821
__________
Telecommunication Services - 1.2%
Verizon Communications, Inc.	47,700	2,406
__________
		2,406
__________
Utilities - 0.4%
National Grid PLC (ADR)	11,500	775
__________
		775
__________
Total common stocks (cost: $141,763,000)		192,108
__________
	Principal amount (000)
Short-term securities - 5.3%
General Electric Co., 0.01%, May 1, 2015[2]	$1,500	1,500
Kimberly Clark Corp., 0.08%, May 15, 2015[2]	5,600	5,600
Paccar Financial Corp., 0.10%, May 12, 2015[2]	3,600	3,600
__________
Total short-term securities (cost: $10,700,000)		10,700
__________
Total investment securities (cost: $152,463,000)		202,808
Other assets less liabilities		21
__________
Net assets		$202,829
__________
__________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation
ADR	- American Depositary Receipts

See Notes to Financial Statements

Capital Group Core Municipal Fund
Statement of assets and liabilities
at April 30, 2015 (unaudited)
		(dollars and shares in thousands, except per share amounts)

Assets:
	Investment securities, at value (cost: $342,832)		$352,020
	Short-term investments, at value (cost: $15,480)		15,480
	Cash		171
	Receivables for:
	Sales of investments	1,164
	Sales of fund's shares	77
	Interest	3,945
	Reimbursement from investment adviser	2
	Prepaid expenses	8
			5,196
	Total assets		372,867

Liabilities:
	Payables for:
	Purchases of investments	6,532
	Repurchases of fund's shares	48
	Investment advisory services	105
	Other accrued expenses	53
	Total liabilities		6,738
Net assets at April 30, 2015:			$366,129

Net assets consist of:
	Capital paid in on shares of beneficial interest		$356,665
	Distributions in excess of net investment income		(–)	*
	Accumulated net realized gain		276
	Net unrealized appreciation		9,188
Net assets at April 30, 2015			$366,129

Shares outstanding:			34,894

Net asset value per share:			$10.49

*	Amount less than one thousand.

See Notes to Financial Statements

Capital Group Core Municipal Fund
Statement of operations
for the six months ended April 30, 2015 (unaudited)
		(dollars in thousands)

Investment income:
Income:
Interest		$4,166

Fees and expenses:
Investment advisory services	614
Administrative and accounting services	49
Registration fees	14
Audit and tax fees	20
Transfer agent services	7
Trustees' compensation	7
Other	4
Total fees and expenses before reimbursements	715
Less reimbursements of fees and expenses	13
Total fees and expenses after reimbursements		702
Net investment income		3,464

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		399
Net unrealized depreciation on investments		(2,616)
Net realized gain and unrealized depreciation on investments		(2,217)
Net increase in net assets resulting from operations		$1,247
See Notes to Financial Statements

Capital Group Core Municipal Fund
Statements of changes in net assets

		(dollars in thousands)

		For the six months ended 4/30/15*	For the year ended 10/31/14

Operations:
	Net investment income	$3,464	$6,346
	Net realized gain (loss) on investments	399	(116)
	Net unrealized (depreciation) appreciation on investments	(2,616)	3,611
	Net increase in net assets resulting from operations	1,247	9,841

Dividends and distributions to shareholders:
	Dividends from net investment income	(3,465)	(6,345)
	Total dividends and distributions	(3,465)	(6,345)

Net capital share transactions		27,275	39,061

Total increase in net assets		25,057	42,557

Net assets:
	Beginning of period	341,072	298,515
	End of period (including distributions in excess of and undistributed net investment income: $(–)† and $1, respectively.)	$366,129	$341,072

*	Unaudited.
†	Amount less than one thousand.

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund
Statement of assets and liabilities
at April 30, 2015 (unaudited)
		(dollars and shares in thousands, except per share amounts)

Assets:
	Investment securities, at value (cost: $127,876)		$128,879
	Short-term investments, at value (cost: $11,605)		11,605
	Cash		282
	Receivables for:
	Sales of investments	2,185
	Sales of fund's shares	23
	Interest	1,433
	Reimbursement from investment adviser	6
	Prepaid expenses	7
			3,654
	Total assets		144,420

Liabilities:
	Payables for:
	Repurchases of fund's shares	31
	Investment advisory services	42
	Other accrued expenses	43
	Total liabilities		116
Net assets at April 30, 2015:			$144,304

Net assets consist of:
	Capital paid in on shares of beneficial interest		$143,243
	Distributions in excess of net investment income		(–)	*
	Accumulated net realized gain		58
	Net unrealized appreciation		1,003
Net assets at April 30, 2015			$144,304

Shares outstanding:			14,255

Net asset value per share:			$10.12

*	Amount less than one thousand.

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund
Statement of operations
for the six months ended April 30, 2015 (unaudited)
		(dollars in thousands)

Investment income:
Income:
Interest		$1,200

Fees and expenses:
Investment advisory services	274
Administrative and accounting services	22
Registration fees	13
Audit and tax fees	20
Transfer agent services	7
Trustees' compensation	7
Other	1
Total fees and expenses before reimbursements	344
Less reimbursements of fees and expenses	32
Total fees and expenses after reimbursements		312
Net investment income		888

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		58
Net unrealized depreciation on investments		(932)
Net realized gain and unrealized depreciation on investments		(874)
Net increase in net assets resulting from operations		$14
See Notes to Financial Statements

Capital Group Short-Term Municipal Fund
Statements of changes in net assets

		(dollars in thousands)

		For the six months ended 4/30/15*	For the year ended 10/31/14

Operations:
	Net investment income	$888	$1,756
	Net realized gain on investments	58	87
	Net unrealized depreciation on investments	(932)	(245)
	Net increase in net assets resulting from operations	14	1,598

Dividends and distributions to shareholders:
	Dividends from net investment income	(890)	(1,754)
	Distributions from capital gain	(67)	(212)
	Total dividends and distributions	(957)	(1,966)

Net capital share transactions		(10,096)	19,381

Total (decrease) increase in net assets		(11,039)	19,013

Net assets:
	Beginning of period	155,343	136,330
	End of period (including distributions in excess of and undistributed net investment income: $(–)† and $2, respectively.)	$144,304	$155,343

*	Unaudited.
†	Amount less than one thousand.

See Notes to Financial Statements

Capital Group California Core Municipal Fund
Statement of assets and liabilities
at April 30, 2015 (unaudited)
		(dollars and shares in thousands, except per share amounts)

Assets:
	Investment securities, at value (cost: $278,709)		$286,770
	Short-term investments, at value (cost: $15,235)		15,235
	Cash		270
	Receivables for:
	Sales of fund's shares	52
	Interest	2,912
	Reimbursement from investment adviser	1
	Prepaid expenses	2
			2,967
	Total assets		305,242

Liabilities:
	Payables for:
	Purchases of investments	6,998
	Repurchases of fund's shares	47
	Investment advisory services	85
	Other accrued expenses	49
	Total liabilities		7,179
Net assets at April 30, 2015:			$298,063

Net assets consist of:
	Capital paid in on shares of beneficial interest		$290,267
	Accumulated undistributed net investment income		–	*
	Accumulated net realized loss		(265)
	Net unrealized appreciation		8,061
Net assets at April 30, 2015			$298,063

Shares outstanding:			28,181

Net asset value per share:			$10.58

*	Amount less than one thousand.

See Notes to Financial Statements

Capital Group California Core Municipal Fund
Statement of operations
for the six months ended April 30, 2015 (unaudited)
		(dollars in thousands)

Investment income:
Income:
Interest		$3,373

Fees and expenses:
Investment advisory services	504
Administrative and accounting services	40
Registration fees	4
Audit and tax fees	20
Transfer agent services	7
Trustees' compensation	7
Other	3
Total fees and expenses before reimbursements	585
Less reimbursements of fees and expenses	9
Total fees and expenses after reimbursements		576
Net investment income		2,797

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(105)
Net unrealized depreciation on investments		(1,175)
Net realized loss and unrealized depreciation on investments		(1,280)
Net increase in net assets resulting from operations		$1,517
See Notes to Financial Statements

Capital Group California Core Municipal Fund
Statements of changes in net assets

		(dollars in thousands)

		For the six months ended 4/30/15*	For the year ended 10/31/14

Operations:
	Net investment income	$2,797	$4,726
	Net realized (loss) gain on investments	(105)	171
	Net unrealized (depreciation) appreciation on investments	(1,175)	4,891
	Net increase in net assets resulting from operations	1,517	9,788

Dividends and distributions to shareholders:
	Dividends from net investment income	(2,800)	(4,723)
	Total dividends and distributions	(2,800)	(4,723)

Net capital share transactions		19,432	47,706

Total increase in net assets		18,149	52,771

Net assets:
	Beginning of period	279,914	227,143
	End of period (including undistributed net investment income: $–† and $3, respectively.)	$298,063	$279,914

*	Unaudited.
†	Amount less than one thousand.

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund
Statement of assets and liabilities
at April 30, 2015 (unaudited)
		(dollars and shares in thousands, except per share amounts)

Assets:
	Investment securities, at value (cost: $117,289)		$118,501
	Short-term investments, at value (cost: $4,163)		4,163
	Cash		88
	Receivables for:
	Interest	1,221
	Reimbursement from investment adviser	4
	Prepaid expenses	2
			1,227
	Total assets		123,979

Liabilities:
	Payables for:
	Purchases of investments	1,463
	Repurchases of fund's shares	4
	Investment advisory services	37
	Other accrued expenses	41
	Total liabilities		1,545
Net assets at April 30, 2015:			$122,434

Net assets consist of:
	Capital paid in on shares of beneficial interest		$121,127
	Distributions in excess of net investment income		(–)	*
	Accumulated net realized gain		95
	Net unrealized appreciation		1,212
Net assets at April 30, 2015			$122,434

Shares outstanding:			11,933

Net asset value per share:			$10.26

*	Amount less than one thousand.

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund
Statement of operations
for the six months ended April 30, 2015 (unaudited)
		(dollars in thousands)

Investment income:
Income:
Interest		$912

Fees and expenses:
Investment advisory services	240
Administrative and accounting services	19
Registration fees	2
Audit and tax fees	20
Transfer agent services	7
Trustees' compensation	7
Other	2
Total fees and expenses before reimbursements	297
Less reimbursements of fees and expenses	23
Total fees and expenses after reimbursements		274
Net investment income		638

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		95
Net unrealized depreciation on investments		(640)
Net realized gain and unrealized depreciation on investments		(545)
Net increase in net assets resulting from operations		$93
See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund
Statements of changes in net assets

		(dollars in thousands)

		For the six months ended 4/30/15*	For the year ended 10/31/14

Operations:
	Net investment income	$638	$1,113
	Net realized gain on investments	95	61
	Net unrealized (depreciation) appreciation on investments	(640)	316
	Net increase in net assets resulting from operations	93	1,490

Dividends and distributions to shareholders:
	Dividends from net investment income	(639)	(1,112)
	Distributions from capital gain	(48)	(13)
	Total dividends and distributions	(687)	(1,125)

Net capital share transactions		(15,278)	23,288

Total (decrease) increase in net assets		(15,872)	23,653

Net assets:
	Beginning of period	138,306	114,653
	End of period (including distributions in excess of and undistributed net investment income: $(–)† and $1, respectively.)	$122,434	$138,306

*	Unaudited.
†	Amount less than one thousand.

See Notes to Financial Statements

Capital Group Core Bond Fund
Statement of assets and liabilities
at April 30, 2015 (unaudited)
	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $309,397)		$313,643
Short-term investments, at value (cost: $24,397)		24,397
Cash		86
Receivables for:
Sales of investments	3,074
Sales of fund's shares	1,493
Interest	1,897
Reimbursement from investment adviser	3
Prepaid expenses	7
		6,474
Total assets		344,600

Liabilities:
Payables for:
Purchases of investments	16,414
Repurchases of fund's shares	666
Investment advisory services	94
Other accrued expenses	50
Total liabilities		17,224
Net assets at April 30, 2015:		$327,376

Net assets consist of:
Capital paid in on shares of beneficial interest		$321,944
Distributions in excess of net investment income		(2)
Accumulated net realized gain		1,188
Net unrealized appreciation		4,246
Net assets at April 30, 2015		$327,376

Shares outstanding:		31,824

Net asset value per share:		$10.29
See Notes to Financial Statements

Capital Group Core Bond Fund
Statement of operations
for the six months ended April 30, 2015 (unaudited)
		(dollars in thousands)

Investment income:
Income:
Interest		$2,928

Fees and expenses:
Investment advisory services	548
Administrative and accounting services	44
Registration fees	13
Audit and tax fees	20
Transfer agent services	7
Trustees' compensation	7
Other	4
Total fees and expenses before reimbursements	643
Less reimbursements of fees and expenses	16
Total fees and expenses after reimbursements		627
Net investment income		2,301

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		1,233
Net unrealized appreciation on investments		730
Net realized gain and unrealized appreciation on investments		1,963
Net increase in net assets resulting from operations		$4,264
See Notes to Financial Statements

Capital Group Core Bond Fund
Statements of changes in net assets

	(dollars in thousands)

	For the six months ended 4/30/15*	For the year ended 10/31/14

Operations:
Net investment income	$2,301	$4,762
Net realized gain on investments	1,233	822
Net unrealized appreciation on investments	730	279
Net increase in net assets resulting from operations	4,264	5,863

Dividends and distributions to shareholders:
Dividends from net investment income	(2,306)	(4,774)
Distributions from capital gain	(748)	(753)
Total dividends and distributions	(3,054)	(5,527)

Net capital share transactions	15,921	13,549

Total increase in net assets	17,131	13,885

Net assets:
Beginning of period	310,245	296,360
End of period (including distributions in excess of and undistributed net investment income: $(2) and $3, respectively.)	$327,376	$310,245

*	Unaudited.

See Notes to Financial Statements

Capital Group Global Equity Fund
Statement of assets and liabilities
at April 30, 2015 (unaudited)
		(dollars and shares in thousands, except per share amounts)

Assets:
	Investment securities, at value (cost: $418,058)			$518,399
	Short-term investments, at value (cost: $20,299)			20,299
	Cash			19
	Foreign currency, at value (cost: $932)			926
	Receivables for:
	Sales of investments	889
	Sales of fund's shares	1,218
	Dividends	1,291
	Reimbursement from investment adviser	1
	Prepaid expenses	–	*
				3,399
	Total assets			543,042

Liabilities:
	Payables for:
	Purchases of investments	5,384
	Repurchases of fund's shares	115
	Unified fees	373
	Other accrued expenses	5
	Total liabilities			5,877
Net assets at April 30, 2015:				$537,165

Net assets consist of:
	Capital paid in on shares of beneficial interest			$409,859
	Accumulated undistributed net investment income			2,767
	Accumulated net realized gain			24,195
	Net unrealized appreciation			100,344
Net assets at April 30, 2015				$537,165

Shares outstanding:				38,942

Net asset value per share:				$13.79

*	Amount less than one thousand.

See Notes to Financial Statements

Capital Group Global Equity Fund
Statement of operations
for the six months ended April 30, 2015 (unaudited)
			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $348)	$5,669
	Interest	12		5,681

	Fees and expenses:
	Unified fees	2,164
	Trustees' compensation	7
	Legal fees	1
	Other	–	*
	Total fees and expenses before reimbursements	2,172
	Less reimbursements of fees and expenses	8
	Total fees and expenses after reimbursements			2,164
	Net investment income			3,517

Net realized gain (loss) and unrealized appreciation on investments and currency:
	Net realized gain on investments			25,460
	Net realized loss on currency			(54)
	Net unrealized appreciation on investments			2,509
	Net unrealized appreciation on currency translations			40
	Net realized gain and unrealized appreciation on investments and currency			27,955
Net increase in net assets resulting from operations				$31,472

*	Amount less than one thousand.

See Notes to Financial Statements

Capital Group Global Equity Fund
Statements of changes in net assets

	(dollars in thousands)

	For the six months ended 4/30/15*	For the year ended 10/31/14

Operations:
Net investment income	$3,517	$5,093
Net realized gain on investments and currency	25,406	11,042
Net unrealized appreciation on investments and currency	2,549	17,218
Net increase in net assets resulting from operations	31,472	33,353

Dividends and distributions to shareholders:
Dividends from net investment income	(5,230)	(3,426)
Distributions from capital gain	(5,575)	–
Total dividends and distributions	(10,805)	(3,426)

Net capital share transactions	6,338	67,793

Total increase in net assets	27,005	97,720

Net assets:
Beginning of period	510,160	412,440
End of period (including undistributed net investment income: $2,767 and $4,480, respectively.)	$537,165	$510,160

*	Unaudited.

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund
Statement of assets and liabilities
at April 30, 2015 (unaudited)
		(dollars and shares in thousands, except per share amounts)

Assets:
	Investment securities, at value (cost: $1,119,658)			$1,318,238
	Short-term investments, at value (cost: $32,397)			32,396
	Cash			30
	Foreign currency, at value (cost: $301)			299
	Receivables for:
	Sales of fund's shares	2,054
	Dividends	5,800
	Reimbursement from investment adviser	1
	Prepaid expenses	–	*
				7,855
	Total assets			1,358,818

Liabilities:
	Payables for:
	Purchases of investments	479
	Repurchases of fund's shares	742
	Unified fees	939
	Other accrued expenses	4
	Total liabilities			2,164
Net assets at April 30, 2015:				$1,356,654

Net assets consist of:
	Capital paid in on shares of beneficial interest			$1,165,524
	Accumulated undistributed net investment income			8,624
	Accumulated net realized loss			(16,028)
	Net unrealized appreciation			198,534
Net assets at April 30, 2015				$1,356,654

Shares outstanding:				108,893

Net asset value per share:				$12.46

*	Amount less than one thousand.

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund
Statement of operations
for the six months ended April 30, 2015 (unaudited)
			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $1,724)	$15,583
	Interest	32		15,615

	Fees and expenses:
	Unified fees	6,320
	Trustees' compensation	7
	Legal fees	1
	Other	–	*
	Total fees and expenses before reimbursements	6,328
	Less reimbursements of fees and expenses	8
	Total fees and expenses after reimbursements			6,320
	Net investment income			9,295

Net realized gain and unrealized appreciation on investments and currency:
	Net realized gain on investments			12,220
	Net realized gain on currency			67
	Net unrealized appreciation on investments			93,409
	Net unrealized appreciation on currency translations			213
	Net realized gain and unrealized appreciation on investments and currency			105,909
Net increase in net assets resulting from operations				$115,204

*	Amount less than one thousand.

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund
Statements of changes in net assets

	(dollars in thousands)

	For the six months ended 4/30/15*	For the year ended 10/31/14

Operations:
Net investment income	$9,295	$19,662
Net realized gain (loss) on investments and currency	12,287	(18,488)
Net unrealized appreciation (depreciation) on investments and currency	93,622	(13,928)
Net increase (decrease) in net assets resulting from operations	115,204	(12,754)

Dividends and distributions to shareholders:
Dividends from net investment income	(19,733)	(8,308)
Total dividends and distributions	(19,733)	(8,308)

Net capital share transactions	(390,711)	684,060

Total (decrease) increase in net assets	(295,240)	662,998

Net assets:
Beginning of period	1,651,894	988,896
End of period (including undistributed net investment income: $8,624 and $19,062, respectively.)	$1,356,654	$1,651,894

*	Unaudited.

See Notes to Financial Statements

Capital Group U.S. Equity Fund
Statement of assets and liabilities
at April 30, 2015 (unaudited)
	(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $141,763)		$192,108
Short-term investments, at value (cost: $10,700)		10,700
Cash		19
Receivables for:
Sales of fund's shares	309
Dividends	306
Reimbursement from investment adviser	1
		616
Total assets		203,443

Liabilities:
Payables for:
Purchases of investments	329
Repurchases of fund's shares	171
Unified fees	110
Other accrued expenses	4
Total liabilities		614
Net assets at April 30, 2015:		$202,829

Net assets consist of:
Capital paid in on shares of beneficial interest		$145,675
Accumulated undistributed net investment income		449
Accumulated net realized gain		6,360
Net unrealized appreciation		50,345
Net assets at April 30, 2015		$202,829

Shares outstanding:		10,030

Net asset value per share:		$20.22
See Notes to Financial Statements

Capital Group U.S. Equity Fund
Statement of operations
for the six months ended April 30, 2015 (unaudited)
			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $40)	$1,954
	Interest	6		1,960

	Fees and expenses:
	Unified fees	641
	Trustees' compensation	7
	Legal fees	1
	Other	–	*
	Total fees and expenses before reimbursements	649
	Less reimbursements of fees and expenses	8
	Total fees and expenses after reimbursements			641
	Net investment income			1,319

Net realized gain (loss) and unrealized appreciation on investments and currency:
	Net realized gain on investments			6,661
	Net realized loss on currency			(–)	*
	Net unrealized appreciation on investments			1,380
	Net realized gain and unrealized appreciation on investments and currency			8,041
Net increase in net assets resulting from operations				$9,360

*	Amount less than one thousand.

See Notes to Financial Statements

Capital Group U.S. Equity Fund
Statements of changes in net assets

	(dollars in thousands)

	For the six months ended 4/30/15*	For the year ended 10/31/14

Operations:
Net investment income	$1,319	$2,338
Net realized gain on investments and currency	6,661	7,218
Net unrealized appreciation on investments	1,380	11,985
Net increase in net assets resulting from operations	9,360	21,541

Dividends and distributions to shareholders:
Dividends from net investment income	(1,030)	(2,244)
Distributions from capital gain	(6,835)	(2,564)
Total dividends and distributions	(7,865)	(4,808)

Net capital share transactions	9,071	8,601

Total increase in net assets	10,566	25,334

Net assets:
Beginning of period	192,263	166,929
End of period (including undistributed net investment income: $449 and $160, respectively.)	$202,829	$192,263

*	Unaudited.

See Notes to Financial Statements

1. Organization

Capital Group Private Client Services Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund) (each a “fund,” collectively the “funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund seek to preserve capital while providing growth and Capital Group U.S. Equity Fund also seeks to preserve capital while providing growth and secondarily seeks to provide income.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements have been prepared to comply with U.S generally accepted accounting principles ("U.S. GAAP"). These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the funds’ investment adviser’s compliance group.

Classifications – The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of April 30, 2015 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total

Capital Group Core Municipal Fund
Bonds & notes
Municipals	$—	$351,563	$—	$351,563
Corporate bonds & notes	—	457	—	457
Short-term securities	—	15,480	—	15,480
_______________________________________
Total	$—	$367,500	$—	$367,500
_______________________________________
_______________________________________

Capital Group Short-Term Municipal Fund
Bonds & notes	$—	$128,879	$—	$128,879
Short-term securities	—	11,605	—	11,605
_______________________________________
Total	$—	$140,484	$—	$140,484
_______________________________________
_______________________________________

Investment securities	Level 1	Level 2	Level 3	Total

Capital Group California Core Municipal Fund
Bonds & notes	$—	$286,770	$—	$286,770
Short-term securities	—	15,235	—	15,235
_______________________________________
Total	$—	$302,005	$—	$302,005
_______________________________________
_______________________________________

Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$118,501	$—	$118,501
Short-term securities	—	4,163	—	4,163
_______________________________________
Total	$—	$122,664	$—	$122,664
_______________________________________
_______________________________________

Capital Group Core Bond Fund
Bonds, notes & other debt investments
U.S. government & government agency bonds & notes	$—	$169,184	$—	$169,184
Mortgage-backed obligations	—	45,242	—	45,242
Corporate bonds & notes	—	72,319	—	72,319
Municipals	—	8,575	—	8,575
Government & government agency bonds & notes outside the U.S.	—	2,108	—	2,108
Asset-backed obligations	—	16,215	—	16,215
Short-term securities	—	24,397	—	24,397
_______________________________________
Total	$—	$338,040	$—	$338,040
_______________________________________
_______________________________________

Capital Group Global Equity Fund
Common Stocks
Financials	$52,875	$45,872	1	$—	$98,747
Information Technology	49,651	34,779	1	—	84,430
Industrials	33,920	49,648	1	—	83,568
Health Care	36,510	38,167	1		74,677
Consumer Discretionary	33,884	24,454	1	—	58,338
Consumer Staples	5,790	37,096	1	—	42,886
Energy	32,986	1,381	1	—	34,367
Materials	12,148	6,096	1	—	18,244
Telecommunications Services	4,585	10,792	1	—	15,377
Utilities	—	7,765	1	—	7,765
Short-term securities	—	20,299		—	20,299
_______________________________________
Total	$262,349	$276,349		$—	$538,698
_______________________________________
_______________________________________

Investment securities	Level 1	Level 2		Level 3	Total

Capital Group Non-U.S. Equity Fund
Common Stocks
Industrials	$—	$248,315	2	$—	$248,315
Financials	8,486	205,885	2	—	214,371
Health Care	—	201,112	2	—	201,112
Information Technology	20,308	177,879	2	—	198,187
Consumer Discretionary	26,725	130,455	2	—	157,180
Consumer Staples	—	129,270	2	—	129,270
Energy	34,783	25,128	2	—	59,911
Telecommunication Services	—	47,214	2	—	47,214
Materials	7,294	36,015	2	—	43,309
Utilities	—	19,369	2	—	19,369
Short-term securities	—	32,396		—	32,396
_______________________________________
Total	$97,596	$1,253,038		$—	$1,350,634
_______________________________________
_______________________________________

Capital Group U.S. Equity Fund
Common Stocks[3]	$192,108	$—		$—	$192,108
Short-term securities	—	10,700		—	10,700
_______________________________________
Total	$192,108	$10,700		$—	$202,808
_______________________________________
_______________________________________

1					Investment securities with a value of $234,894,000, which represented 43.73% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading. Level 2 includes investment securities with an aggregate value of $256,050,000, which represented 47.67% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund's board of trustees as a result of significant market movements following the close of local trading.
2					Investment securities with a value of $1,190,984,000, which represented 87.79% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading. Level 2 includes investment securities with an aggregate value of $1,220,642,000, which represented 89.97% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund's board of trustees as a result of significant market movements following the close of local trading.
3					The level classification by major category of investments is the same as the category presentation in the Schedule of investments.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks – Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make a fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in a fund’s share price may increase.

Investing in municipal bonds of issuers within the state of California – Because Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest primarily in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the United States – Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by a fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the funds’ investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls – Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

6. Taxation and distributions

Federal income taxation – The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required. Generally, income earned by Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund and Capital Group California Short-

Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the period ended April 30, 2015, the funds did not have a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the funds did not incur any interest or penalties.

Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund are not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the funds commenced operations.

Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund are not subject to examination by U.S. federal and state tax authorities for tax years before 2011, the year the funds commenced operations.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; cost of investments sold; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2014 the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group Non-U.S. Equity Fund	Capital Group U.S. Equity Fund
As of October 31, 2014:

Undistributed tax- exempt income	$ 1	$ 2	$ 3	$ 1	$ –	$ –	$ –	$ –
Undistributed ordinary income	–	–	–	–	374	4,446	18,935	160
Undistributed long- term capital gain	–	67	–	48	379	5,574	–	6,835
Capital loss carryforward*
No expiration	(116)	–	(160)	–	–	–	(26,839)	–
Expiring 2019	(7)	–	–	–	–	–	–	–
	$ (123)	$ –	$ (160)	$ –	$ –	$ –	$(26,839)	$ –
Capital loss carryforwards utilized	$ –	$ –	$ 171	$ –	$ –	$ 5,308	$ –	$ –

*	The capital loss carryfoward will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration date. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group Non-U.S. Equity Fund	Capital Group U.S. Equity Fund
Gross unrealized appreciation on investment securities	$ 9,715	$ 1,185	$ 8,584	$ 1,294	$ 5,288	$107,492	$ 220,105	$ 51,289
Gross unrealized depreciation on investment securities	(527)	(182)	(523)	(82)	(1,042)	(7,151)	(21,526)	(944)
Net unrealized appreciation on investment securities	$ 9,188	$ 1,003	$ 8,061	$ 1,212	$ 4,246	$100,341	$ 198,579	$ 50,345
Cost of investments securities	$358,312	$139,481	$293,944	$121,452	$333,794	$438,357	$1,152,055	$152,463

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2015			Year ended October 31, 2014
	Tax-Exempt	Ordinary Income	Long-Term Capital Gains	Tax-Exempt	Ordinary Income	Long-Term Capital Gains
Capital Group Core Municipal Fund	$ 3,465	$ –	$ –	$ 6,338	$ 7	$ –
Capital Group Short-Term Municipal Fund	890	–	67	1,754	– *	212
Capital Group California Core Municipal Fund	2,800	–	–	4,712	11	–
Capital Group California Short-Term Municipal Fund	639	–	48	1,112	– *	13
Capital Group Core Bond Fund	–	2,675	379	–	4,774	753
Capital Group Global Equity Fund	–	5,230	5,575	–	3,426	–
Capital Group Non-U.S. Equity Fund	–	19,733	–	–	8,308	–
Capital Group U.S. Equity Fund	–	1,030	6,835	–	2,244	2,564

* Amount less than one thousand.

7. Fees and transactions with related parties

CGTC serves as investment adviser to the funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through April 30, 2016, to limit the funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Fund	Expense Limitation
Capital Group Core Municipal Fund	0.40%
Capital Group Short-Term Municipal Fund	0.40%
Capital Group California Core Municipal Fund	0.40%
Capital Group California Short-Term Municipal Fund	0.40%
Capital Group Core Bond Fund	0.40%
Capital Group Global Equity Fund	0.85%
Capital Group Non-U.S. Equity Fund	0.85%
Capital Group U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Funds.

Investment advisory services – The funds have an investment advisory and service agreement with CGTC that provides for monthly fees accrued daily. The fee for each fixed income fund is 0.35% of the average daily net assets of the fund.

For the services it provides to Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund, CGTC receives a unified management fee based on a percentage of the average daily net assets of the funds. The unified management fee for Capital Group U.S. Equity Fund is 0.65% of the average daily net assets of the fund. The unified management fee for Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund is 0.85% of the average daily net assets of each fund.

For the equity funds, all managing and operating expenses are paid by CGTC from the unified management fees except brokerage expenses, taxes, interest, compensation, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the funds. A portion of the funds' management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American funds Distributors, ® Inc. (the "Distributor") is the principal underwriter of each fund's shares. The Distributor does not receive any compensation related to the sale of shares of the funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or trustees received any compensation directly from the Trust.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Period ended April 30, 2015 (unaudited)
Capital Group Core Municipal Fund	$46,371	4,397	$2,192	208	$(21,288)	(2,018)	$27,275	2,587

Capital Group Short-Term Municipal Fund	33,877	3,333	689	68	(44,662)	(4,397)	(10,096)	(996)
Capital Group California Core Municipal Fund	37,769	3,556	1,806	170	(20,143)	(1,897)	19,432	1,829

Capital Group California Short-Term Municipal Fund	25,039	2,431	536	52	(40,853)	(3,969)	(15,278)	(1,486)

Capital Group Core Bond Fund	34,331	3,339	2,306	225	(20,716)	(2,016)	15,921	1,548

Capital Group Global Equity Fund	39,717	2,978	8,308	632	(41,687)	(3,124)	6,338	486

Capital Group Non-U.S. Equity Fund	284,834	24,392	1,930	169	(677,475)	(58,528)	(390,711)	(33,967)

Capital Group U.S. Equity Fund	14,033	704	7,127	366	(12,089)	(601)	9,071	469

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2014
Capital Group Core Municipal Fund	$79,163	7,544	$3,913	373	$(44,015)	(4,202)	$39,061	3,715

Capital Group Short-Term Municipal Fund	56,054	5,497	1,446	142	(38,119)	(3,738)	19,381	1,901

Capital Group California Core Municipal Fund	70,225	6,670	2,921	278	(25,440)	(2,428)	47,706	4,520

Capital Group California Short-Term Municipal Fund	60,388	5,864	875	85	(37,975)	(3,692)	23,288	2,257

Capital Group Core Bond Fund	45,206	4,427	3,996	392	(35,653)	(3,487)	13,549	1,332

Capital Group Global Equity Fund	134,023	10,395	2,602	203	(68,832)	(5,334)	67,793	5,264

Capital Group Non-U.S. Equity Fund	971,687	82,973	996	84	(288,623)	(24,574)	684,060	58,483

Capital Group U.S. Equity Fund	29,516	1,539	4,349	232	(25,264)	(1,316)	8,601	455

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

9. Investment transactions

The funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the funds’ period ended April 30, 2015, as follows (dollars in thousands):

Fund	Cost of Investments Purchased		Proceeds from Investments Sold
	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Group Core Municipal Fund	$ –	$ 54,816	$ –	$ 28,527
Capital Group Short-Term Municipal Fund	–	20,837	–	27,875
Capital Group California Core Municipal Fund	–	46,911	–	12,872
Capital Group California Short-Term Municipal Fund	–	20,473	–	16,084
Capital Group Core Bond Fund	191,045	33,408	182,691	25,138
Capital Group Global Equity Fund	–	128,003	–	113,613
Capital Group Non-U.S. Equity Fund	–	273,651	–	568,490
Capital Group U.S. Equity Fund	–	29,832	–	26,210

Capital Group Core Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/15[2]		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[3]

Selected per share data:

Net asset value, beginning of period		$10.56		$10.44	$10.64	$10.29	$10.27	$10.00

Income from investment operations:
	Net investment income[4]	0.10		0.21	0.21	0.21	0.21	0.10
	Net realized and unrealized gains (losses) on securities	(0.07)		0.12	(0.20)	0.35	0.04	0.26
	Total from investment operations	0.03		0.33	0.01	0.56	0.25	0.36

Dividends and distributions:
	Dividends from net investment income	(0.10)		(0.21)	(0.21)	(0.21)	(0.21)	(0.09)
	Distributions from capital gain	—		—	—	—	(0.02)	—	[5]
	Total dividends and distributions	(0.10)		(0.21)	(0.21)	(0.21)	(0.23)	(0.09)

Net asset value, end of period		$10.49		$10.56	$10.44	$10.64	$10.29	$10.27

Total return[6]		0.31%		3.18%	0.10%	5.46%	2.56%	3.63%

Net assets, end of period (in millions)		$366		$341	$299	$292	$250	$269

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.41%	[7]	0.41%	0.41%	0.42%	0.42%	0.43%	[7]
	Ratio of expenses to average net assets after reimbursement[6]	0.40%	[7]	0.40%	0.40%	0.40%	0.40%	0.40%	[7]
	Ratio of net investment income to average net assets[6]	1.97%	[7]	2.00%	2.00%	1.98%	2.10%	1.81%	[7]

	Portfolio turnover rate	8%	[8]	9%	18%	13%	19%	25%	[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The fund commenced operations on April 13, 2010.
[4]	Based on average shares outstanding.
[5]	Amount less than $0.01.
[6]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[7]	Annualized.
[8]	Not annualized for periods less than one year.

Capital Group Short-Term Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/15[2]		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[3]

Selected per share data:

Net asset value, beginning of period		$10.19		$10.21	$10.32	$10.19	$10.17	$10.00

Income from investment operations:
	Net investment income[4]	0.06		0.13	0.14	0.14	0.11	0.05
	Net realized and unrealized gains (losses) on securities	(0.07)		(0.01)	(0.07)	0.13	0.02	0.17
	Total from investment operations	(0.01)		0.12	0.07	0.27	0.13	0.22

Dividends and distributions:
	Dividends from net investment income	(0.06)		(0.13)	(0.14)	(0.14)	(0.10)	(0.05)
	Distributions from capital gain	—	[5]	(0.01)	(0.04)	—	(0.01)	—	[5]
	Total dividends and distributions	(0.06)		(0.14)	(0.18)	(0.14)	(0.11)	(0.05)

Net asset value, end of period		$10.12		$10.19	$10.21	$10.32	$10.19	$10.17

Total return[6]		(0.08)%		1.20%	0.66%	2.63%	1.33%	2.17%

Net assets, end of period (in millions)		$144		$155	$136	$124	$138	$89

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.44%	[7]	0.45%	0.44%	0.46%	0.46%	0.48%	[7]
	Ratio of expenses to average net assets after reimbursement[6]	0.40%	[7]	0.40%	0.40%	0.40%	0.40%	0.40%	[7]
	Ratio of net investment income to average net assets[6]	1.13%	[7]	1.24%	1.34%	1.32%	1.04%	0.94%	[7]

	Portfolio turnover rate	15%	[8]	20%	18%	25%	15%	36%	[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The fund commenced operations on April 13, 2010.
[4]	Based on average shares outstanding.
[5]	Amount less than $0.01.
[6]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[7]	Annualized.
[8]	Not annualized for periods less than one year.

Capital Group California Core Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/15[2]		10/31/14	10/31/13	10/31/12		10/31/11		10/31/10[3]

Selected per share data:

Net asset value, beginning of period		$10.62		$10.40	$10.65	$10.25		$10.19		$10.00

Income from investment operations:
	Net investment income[4]	0.10		0.20	0.20	0.21		0.20		0.08
	Net realized and unrealized gains (losses) on securities	(0.04)		0.22	(0.20)	0.40		0.06		0.18
	Total from investment operations	0.06		0.42	—	0.61		0.26		0.26

Dividends and distributions:
	Dividends from net investment income	(0.10)		(0.20)	(0.21)	(0.21)		(0.20)		(0.07)
	Distributions from capital gain	—		—	(0.04)	—	[5]	—	[5]	—	[5]
	Total dividends and distributions	(0.10)		(0.20)	(0.25)	(0.21)		(0.20)		(0.07)

Net asset value, end of period		$10.58		$10.62	$10.40	$10.65		$10.25		$10.19

Total return[6]		0.58%		4.08%	(0.04)%	5.99%		2.61%		2.61%

Net assets, end of period (in millions)		$298		$280	$227	$208		$158		$169

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.41%	[7]	0.41%	0.41%	0.42%		0.42%		0.45%	[7]
	Ratio of expenses to average net assets after reimbursement[6]	0.40%	[7]	0.40%	0.40%	0.40%		0.40%		0.40%	[7]
	Ratio of net investment income to average net assets[6]	1.94%	[7]	1.92%	1.93%	1.99%		1.98%		1.41%	[7]

	Portfolio turnover rate	5%	[8]	18%	17%	21%		24%		13%	[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The fund commenced operations on April 13, 2010.
[4]	Based on average shares outstanding.
[5]	Amount less than $0.01.
[6]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[7]	Annualized.
[8]	Not annualized for periods less than one year.

Capital Group California Short-Term Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/15[2]		10/31/14		10/31/13	10/31/12		10/31/11	10/31/10[3]

Selected per share data:

Net asset value, beginning of period		$10.31		$10.27		$10.32	$10.12		$10.13	$10.00

Income from investment operations:
	Net investment income[4]	0.05		0.09		0.09	0.09		0.08	0.04
	Net realized and unrealized gains (losses) on securities	(0.05)		0.04		(0.04)	0.20		(0.01)	0.13
	Total from investment operations	0.00		0.13		0.05	0.29		0.07	0.17

Dividends and distributions:
	Dividends from net investment income	(0.05)		(0.09)		(0.09)	(0.09)		(0.08)	(0.04)
	Distributions from capital gain	—	[5]	—	[5]	(0.01)	—	[5]	—	—
	Total dividends and distributions	(0.05)		(0.09)		(0.10)	(0.09)		(0.08)	(0.04)

Net asset value, end of period		$10.26		$10.31		$10.27	$10.32		$10.12	$10.13

Total return[6]		0.02%		1.30%		0.48%	2.96%		0.72%	1.67%

Net assets, end of period (in millions)		$122		$138		$115	$107		$77	$51

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.43%	[7]	0.44%		0.44%	0.47%		0.49%	0.55%	[7]
	Ratio of expenses to average net assets after reimbursement[6]	0.40%	[7]	0.40%		0.40%	0.40%		0.40%	0.40%	[7]
	Ratio of net investment income to average net assets[6]	0.93%	[7]	0.89%		0.91%	0.92%		0.83%	0.79%	[7]

	Portfolio turnover rate	13%	[8]	19%		9%	14%		20%	35%	[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The fund commenced operations on April 13, 2010.
[4]	Based on average shares outstanding.
[5]	Amount less than $0.01.
[6]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[7]	Annualized.
[8]	Not annualized for periods less than one year.

Capital Group Core Bond Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/15[2]		10/31/14		10/31/13	10/31/12	10/31/11	10/31/10[3]

Selected per share data:

Net asset value, beginning of period		$10.25		$10.24		$10.62	$10.40	$10.45	$10.00

Income from investment operations:
	Net investment income[4]	0.07		0.16		0.15	0.17	0.19	0.09
	Net realized and unrealized gains (losses) on securities	0.06		0.04		(0.22)	0.23	0.09	0.46
	Total from investment operations	0.13		0.20		(0.07)	0.40	0.28	0.55

Dividends and distributions:
	Dividends from net investment income	(0.07)		(0.16)		(0.15)	(0.17)	(0.20)	(0.09)
	Distributions from capital gain	(0.02)		(0.03)		(0.16)	(0.01)	(0.13)	(0.01)
	Total dividends and distributions	(0.09)		(0.19)		(0.31)	(0.18)	(0.33)	(0.10)

Net asset value, end of period		$10.29		$10.25		$10.24	$10.62	$10.40	$10.45

Total return[5]		1.37%		1.95%		(0.69)%	3.92%	2.80%	5.52%

Net assets, end of period (in millions)		$327		$310		$296	$296	$280	$230

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.41%	[6]	0.41%		0.41%	0.42%	0.42%	0.44%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.40%	[6]	0.40%		0.40%	0.40%	0.40%	0.40%	[6]
	Ratio of net investment income to average net assets[5]	1.47%	[6]	1.57%		1.43%	1.63%	1.82%	1.65%	[6]

Portfolio turnover rate[7]:
	Including mortgage dollar roll transactions	69%	[8]	137%		192%	134%	118%	123%	[8]
	Excluding mortgage dollar roll transactions	48%	[8]	—	[9]	—[9]	—[9]	—[9]	—[9]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The fund commenced operations on April 13, 2010.
[4]	Based on average shares outstanding.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Refer to Note 5 for more information on mortgage dollar rolls.
[8]	Not annualized for periods less than one year.
[9]	Not available.

Capital Group Global Equity Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended	For the year ended
		4/30/15[2]	10/31/14			10/31/13	10/31/12	10/31/11[3]		10/31/10

Selected per share data:

Net asset value, beginning of period		$13.27		$12.43		$9.99	$9.18	$10.00		$–

Income from investment operations:
	Net investment income[4]	0.09		0.14		0.12	0.14	0.05		—
	Net realized and unrealized gains (losses) on securities	0.72		0.80		2.45	0.71	(0.87)		—
	Total from investment operations	0.81		0.94		2.57	0.85	(0.82)		0.00

Dividends and distributions:
	Dividends from net investment income	(0.14)		(0.10)		(0.13)	(0.04)	—		—
	Distributions from capital gain	(0.15)		—		—	—	—		—
	Total dividends and distributions	(0.29)		(0.10)		(0.13)	(0.04)	—		0.00

Net asset value, end of period		$13.79		$13.27		$12.43	$9.99	$9.18		$10.00

Total return[5]		6.19%		7.60%		26.10%	9.19%	(8.20)%		0.00%

Net assets, end of period (in millions)		$537		$510		$412	$205	$125		$–

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.85%	[6]	0.85%		0.86%	0.86%	0.87%	[6]	0%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.85%	[6,7]	0.85%	[7]	0.85%	0.85%	0.85%	[6]	0%	[6]
	Ratio of net investment income to average net assets[5]	1.38%	[6]	1.09%		1.09%	1.47%	0.94%	[6]	0%	[6]

	Portfolio turnover rate	23%	[8]	29%		25%	35%	15%	[8]	0%

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The fund commenced operations on April 1, 2011.
[4]	Based on average shares outstanding.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Reimbursement was less than $0.005.
[8]	Not annualized for periods less than one year.

Capital Group Non-U.S. Equity Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended	For the year ended
		4/30/15[2]	10/31/14			10/31/13		10/31/12	10/31/11[3]		10/31/10

Selected per share data:

Net asset value, beginning of period		$11.56		$11.72		$9.74		$9.08	$10.00		$–

Income from investment operations:
	Net investment income[4]	0.07		0.16		0.15		0.13	0.07		—
	Net realized and unrealized gains (losses) on securities	0.97		(0.23)		1.88		0.58	(0.99)		—
	Total from investment operations	1.04		(0.07)		2.03		0.71	(0.92)		0.00

Dividends and distributions:
	Dividends from net investment income	(0.14)		(0.09)		(0.05)		(0.05)	—		—
	Distributions from capital gain	—		—		—		—	—		—
	Total dividends and distributions	(0.14)		(0.09)		(0.05)		(0.05)	—		0.00

Net asset value, end of period		$12.46		$11.56		$11.72		$9.74	$9.08		$10.00

Total return[5]		9.10%		(0.62)%		20.93%		7.91%	(9.20)%		0.00%

Net assets, end of period (in millions)		$1,357		$1,652		$989		$256	$50		$–

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.85%	[6]	0.85%		0.85%		0.86%	0.89%	[6]	0%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.85%	[6,7]	0.85%	[7]	0.85%	[7]	0.85%	0.85%	[6]	0%	[6]
	Ratio of net investment income to average net assets[5]	1.25%	[6]	1.35%		1.44%		1.38%	1.32%	[6]	0%	[6]

	Portfolio turnover rate	19%	[8]	33%		25%		17%	20%	[8]	0%

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The fund commenced operations on April 1, 2011.
[4]	Based on average shares outstanding.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Reimbursement was less than $0.005.
[8]	Not annualized for periods less than one year.

Capital Group U.S. Equity Fund
Financial highlights[1]
(for a share outstanding throughout each period)

	For the six months ended	For the year ended				For the eight months ended	For the year ended
	4/30/15[2]	10/31/14	10/31/13	10/31/12	10/31/11[3]	3/31/11	7/31/10

Selected per share data:

Net asset value, beginning of period	$ 20.11	$ 18.33	$14.75	$ 14.32	$ 15.33	$ 13.09	$ 11.78

Income from investment operations:
Net investment income[4]	0.13	0.25	0.20	0.22	0.10	0.16	0.22
Net realized and unrealized gains (losses) on securities and currency	0.79	2.05	3.61	1.20	(1.02)	2.28	1.30
Total from investment operations	0.92	2.30	3.81	1.42	(0.92)	1.44	1.52

Dividends and distributions:
Dividends from net investment income	(0.10)	(0.24)	(0.22)	(0.17)	(0.09)	(0.20)	(0.21)
Distributions from capital gain	(0.71)	(0.28)	(0.01)	(0.82)	—	—	—
Total dividends and distributions	(0.81)	(0.52)	(0.23)	(0.99)	(0.09)	(0.20)	(0.21)

Net asset value, end of period	$ 20.22	$ 20.11	$ 18.33	$ 14.75	$ 14.32	$ 15.33	$ 13.09

Total return[5]	4.78%	12.78%	26.06%	10.81%	(6.42)%	18.72%	12.91%

Net assets, end of period (in millions)	$ 203	$ 192	$ 167	$ 103	$ 74	$ 86	$ 75

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.66%[6]	0.66%	0.66%	0.67%	0.67%[6]	1.04%[6]	0.79%
Ratio of expenses to average net assets after reimbursement[5]	0.65%[6]	0.65%	0.65%	0.65%	0.65%[6]	0.75%[6]	0.75%
Ratio of net investment income to average net assets[5]	1.34%[6]	1.30%	1.22%	1.52%	1.13%[6]	1.67%[6]	1.72%

Portfolio turnover rate	14%[7]	27%	25%	53%	82%[7]	7%[7]	22%

[1]					Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]					Unaudited.
[3]					Endowments – Growth and Income Portfolio was reorganized into the Capital Group U.S. Equity Fund at the close of business effective April 1, 2011.
[4]					Based on average shares outstanding.
[5]					Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.
[6]					Annualized.
[7]					Not annualized for periods of less than one year.

As a shareholder of the funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 through April 30, 2015).

Actual expenses:

The first line of each fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period*	Annualized expense ratio
Capital Group Core Municipal Fund
actual return	$1,000.00	$1,003.10	$1.99	0.40%
assumed 5% return	1,000.00	1,022.80	2.01	0.40%
Capital Group Short-Term Municipal Fund
actual return	1,000.00	999.20	1.98	0.40%
assumed 5% return	1,000.00	1,022.80	2.01	0.40%
Capital Group California Core Municipal Fund
actual return	1,000.00	1,005.80	1.99	0.40%
assumed 5% return	1,000.00	1,022.80	2.01	0.40%
Capital Group California Short-Term Municipal Fund
actual return	1,000.00	1,000.20	1.98	0.40%
assumed 5% return	1,000.00	1,022.80	2.01	0.40%
Capital Group Core Bond Fund
actual return	1,000.00	1,013.70	2.00	0.40%
assumed 5% return	1,000.00	1,022.80	2.01	0.40%
Capital Group Global Equity Fund
actual return	1,000.00	1,061.90	4.35	0.85%
assumed 5% return	1,000.00	1,020.60	4.26	0.85%
	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period*	Annualized expense ratio
Capital Group Non-U.S. Equity Fund
actual return	$1,000.00	$1,091.00	$4.41	0.85%
assumed 5% return	1,000.00	1,020.60	4.26	0.85%
Capital Group U.S. Equity Fund
actual return	1,000.00	1,047.80	3.30	0.65%
assumed 5% return	1,000.00	1,021.60	3.26	0.65%

*	EExpenses are equal to the fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement – CGPCS Funds

The Capital Group Private Client Services Funds’ board has approved the funds’ Investment Advisory and Service Agreement (the “agreement”) with Capital Guardian Trust Company (“CGTC”) for an additional one year term through April 30, 2016. The board approved the agreement following the recommendation of the funds’ Contracts Committee (the “committee”), which is composed of all of the funds’ independent board members. The board and the committee determined that each fund’s advisory fee was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CGTC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CGTC and the Capital Group organization; and the ongoing evolution of CGTC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CGTC to the funds under the agreement and other agreements. The board and the committee concluded that the nature, extent and quality of the services provided by CGTC have benefited and should continue to benefit the funds and their shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other relevant funds and data such as relevant market and fund indexes, over various periods through October 31, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about the funds’ investment results.

Capital Group Global Equity Fund seeks preservation while providing growth. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI World (Net) Index and (ii) the Lipper Global Funds Average. They noted that the fund’s investment results exceeded the results of the Lipper Average over the lifetime, three-year, one-year and ten-month periods. They further noted that the fund’s investment results trailed the MSCI World Index over the same periods.

Capital Group Non-U.S. Equity Fund seeks preservation while providing growth. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI EAFE (Net) Index and (ii) the Lipper International Funds Average. They noted that the fund’s investment results trailed the MSCI EAFE over the lifetime, three-year, one-year and ten-month periods. They further noted that the fund’s investment results compared to the Lipper Average were mixed over the same periods.

Capital Group U.S. Equity Fund seeks preservation while providing growth. The fund’s secondary objective is to provide income. The board and the committee reviewed the fund’s investment results measured against (i) the S&P 500 Index and (ii) the Lipper Growth and Income Funds Average. They noted that the fund’s investment results exceeded the results of the Lipper Average over the lifetime, three-year, one-year and ten-month periods. They further noted that the investment results of the fund trailed the S&P 500 over the same periods.

Capital Group Core Municipal Fund seeks current income exempt from federal income tax and preservation. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays 1-10 Year Intermediate-Short Municipal Index and (ii) the Lipper Intermediate Municipal Debt Funds Average. They noted that the fund trailed the Barclays Index and Lipper Average over the lifetime, three-year, one-year and ten-month periods.

Capital Group Short-Term Municipal Fund seeks preservation and secondarily current income exempt from federal income tax. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays 1-5 Year Short Municipal Index and (ii) the Lipper Short Municipal Debt Funds Average. They noted that the fund’s investment results exceeded the results of the Lipper Average over the lifetime, three-year, one-year and ten-month periods. They further noted that the investment results of the fund trailed the Barclays Index over the same periods.

Capital Group California Core Municipal Fund seeks current income exempt from federal and California income taxes and preservation. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays California 1-10 Year Intermediate-Short Municipal Index and (ii) the Lipper California Intermediate Municipal Debt Funds Average. They noted that the fund’s investment results trailed the Lipper Average over the lifetime, three-year, one-year and ten-month periods. They further noted that the fund’s investment results compared to the Barclays Index were mixed over the same periods.

Capital Group California Short-Term Municipal Fund seeks preservation and, secondarily, current income exempt from federal and California income taxes. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays California Short Municipal Bond Index and (ii) the Lipper California Short-Intermediate Municipal Debt Funds Average. They noted that the fund’s investment results trailed the Barclays Index and Lipper Average over the lifetime, three-year, one-year and ten-month periods.

Capital Group Core Bond Fund seeks current income and preservation. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays 1-10 Year U.S. Government/Credit, ex. BBB and (ii) the Lipper Short-Intermediate Investment Grade Debt Funds Average. They noted that the fund’s investment results compared to the Barclays Index and Lipper Average were mixed over the lifetime, three-year, one-year and ten-month periods.

The board and the committee concluded that the funds’ investment results have been sufficient for renewal of the Agreement and that CGTC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund (collectively the “Fixed Income Funds”) (each as a percentage of average net assets) to those of other relevant funds. They observed that the advisory fees and expenses of the Fixed Income Funds remain below those of most other relevant funds.

For Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund (collectively the “Equity Funds”), the agreement provides that the Equity Funds pay CGTC a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Equity Funds, other than brokerage expenses, taxes, interest, fees and expenses of the Equity Funds’ independent trustees (including expenses of their independent legal counsel) and extraordinary expenses, such as litigation expenses. Under the unified management fee structure, CGTC is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping and shareholder services for the Equity Funds, or arranging and supervising third parties that provide such services. The board believes the unified management fee structure benefits shareholders of the Equity Funds because, as the unified fee for an Equity Fund cannot be increased without a vote of its shareholders, it shifts to CGTC the risk of future increases in the Equity Funds’ operating costs and provides a direct incentive to minimize administrative inefficiencies. In addition, it allows shareholders to more easily compare the total expenses of the Equity Funds with the total expenses of other mutual funds. In reviewing the unified management fee for the Equity Funds the board and the committee compared the unified management fees of the Equity Funds to the total expense ratios and the advisory fees of other relevant funds. They also considered the estimated portion of the unified fee that was retained by CGTC after payment of certain administrative services fees to State Street Bank and Trust Company. They observed that the total expenses of the Equity Funds remain below those of most other relevant funds.

The board and the committee noted that, although the fees paid by CGTC clients with separately managed accounts generally were lower than those to be paid by the funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the funds and separately managed accounts. They also recognized that the fees for certain separately managed accounts could be lower than those of the funds due to the sizes of the accounts and the clients’ overall relationships with CGTC. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that the funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to CGTC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CGTC and its affiliates receive as a result of CGTC’s relationship with the funds, including fees for administrative services paid to CGTC’s Capital Group Private Client Services division, and possible ancillary benefits to CGTC and its affiliates in managing other investment vehicles and accounts. The board and the committee reviewed CGTC’s portfolio trading practices, noting the potential benefits CGTC receives from the research obtained with commissions from portfolio transactions made on behalf of the funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees paid to CGTC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CGTC’s costs of providing services to the funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CGTC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CGTC’s investment professionals. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of The Capital Group organization’s long-term profitability for maintaining CGTC’s independence, company culture and management continuity. They further considered CGTC’s reimbursement of fund expenses through voluntary fee caps. The board and the committee concluded that each fund’s fee structure reflected a reasonable sharing of benefits between CGTC and fund shareholders.

Offices of the funds Capital Guardian Trust Company 6455 Irvine Center Drive Irvine, CA 92618	Independent registered public accounting firm Deloitte & Touche LLP 695 Town Center Drive Costa Mesa, CA 92626
Offices of the investment adviser Capital Guardian Trust Company 333 South Hope Street Los Angeles, CA 90071-1406	Transfer agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111
Custodian of assets State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Counsel Morgan, Lewis & Bockius LLP 355 South Grand Avenue, Suite 4400 Los Angeles, CA 90071-3106
Fund accounting and administration State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Principal underwriter American Funds Distributors, Inc. 333 South Hope Street Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 800-421-4996 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Group Private Client Services Funds, which describe how we vote proxies relating to portfolio securities, is available upon request by calling Capital Group Private Client Services at 800-421-4996. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 800-421-4996.

Capital Group Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 800-421-4996.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: June 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: June 30, 2015

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2015